--------------------------------------------------------------------------------
                                     VISION
                                U.S. Government
                                Securities Fund
                 Seeks current income by investing primarily in
                 securities that are guaranteed for payment of
                 principal and interest by the U.S. government,
                 its agencies or instrumentalities (Fund shares
                        themselves are not guaranteed).
--------------------------------------------------------------------------------

                                     VISION
                               New York Municipal
                                  Income Fund
                      Seeks current income that is exempt
                        from federal, New York State and
                       New York City income taxes,* as is
                    consistent with preservation of capital.
--------------------------------------------------------------------------------

                                     VISION
                               Equity Income Fund
    Seeks to provide current income by investing in a diversified portfolio consisting primarily of income- producing equity securities of domestic companies (common and preferred stock and convertible securities). Capital appreciation is a secondary investment consideration.
--------------------------------------------------------------------------------

                                     VISION
                             Growth and Income Fund
                Seeks to provide long-term growth of capital and
                 income by investing in a diversified portfolio
                   consisting primarily of equity securities
                   (common stock and convertible securities)
                     and debt securities (bonds and notes).
--------------------------------------------------------------------------------

                                     VISION
                           Capital Appreciation Fund
                Seeks to produce long-term capital appreciation,
                   primarily through a diversified portfolio
                   of mid-capitalization stocks selected for
                     their ability to appreciate in value.
--------------------------------------------------------------------------------

                                     VISION
                               Money Market Fund
                    Seeks current income with liquidity and
                  stability of principal by investing in high-
                      quality money market instruments.**
--------------------------------------------------------------------------------

                                     VISION
                                 Treasury Money
                                  Market Fund
                    Seeks current income with liquidity and
               stability of principal by investing in short-term
             U.S. Treasury obligations, which are fully guaranteed
                     for payment of principal and interest
                           by the U.S. government.**
--------------------------------------------------------------------------------

                                     VISION
                               New York Tax-Free
                               Money Market Fund
               Seeks a high level of current interest income that
                   is exempt from federal, New York State and
                    New York City income taxes,* as well as
                    liquidity and stability of principal.**
--------------------------------------------------------------------------------
 * Some income may be subject to the federal alternative minimum tax.
** An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

     For more complete information about any of the Vision Funds, contact
         (800) 836-2211 for a prospectus. Please read the prospectus carefully before investing.


PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report of the VISION equity and income funds for the first half of the funds' current fiscal year, which is the six-month period from May 1, 1998 through October 31, 1998. This report begins with a discussion by each fund's management about the economy, the market, and fund strategies over the period. Next, you'll find a complete list of portfo-lio holdings and financial statements for each fund.

The following highlights summarize the performance of each VISION equity and income fund over the six-month reporting period.

VISION U.S. GOVERNMENT SECURITIES FUND
The fund's portfolio of U.S. government securities paid dividends totaling $0.30 per share. Despite the bond market volatility, the fund's net asset value increased from $9.61 at the beginning of the period to $9.81 at the pe-riod's end. The income dividends and change in net asset value resulted in a total return of 5.23%, or 0.53% adjusted for the fund's sales charge.* At the end of the period, the fund's assets reached $61.8 million.

VISION NEW YORK MUNICIPAL INCOME FUND
The fund's portfolio of high-quality, New York municipal bonds paid tax-free dividends totaling $0.23 per share.** In an improved municipal bond environ-ment, the fund's net asset value rose from $10.42 at the beginning of the pe-riod to $10.68 at the period's end. Through dividends and net asset value in-crease, the fund achieved a total return of 4.76%, or 0.06% adjusted for the fund's sales charge.* By the end of the period, tax-sensitive New York resi-dents had invested a total of $48.2 million in the fund.

VISION EQUITY INCOME FUND
The newest addition to the VISION Group of Funds offers a relatively conserva-tive way to navigate toward income and capital appreciation from undervalued stocks. In a volatile stock market environment that saw a broad decline in stock prices amid concern over the impact of Asian economic difficulties on the U.S., the fund's net asset value declined from $11.47 to $10.76. This de-cline was slightly cushioned by the fund's focus on income-producing stocks, which resulted in dividends totaling $0.08 per share. The fund's total return was a negative (5.45%), or (10.67%) adjusted for the fund's sales charge for the six-month period. Fund assets reached $39.9 million at the end of the pe-riod.

 *Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**Income may be subject to the federal alternative minimum tax.

VISION GROWTH AND INCOME FUND
After four consecutive full fiscal years of highly positive returns, the fund experienced a negative total return over the first half of its current fiscal year. The primary influence on fund performance was the broad decline in stock prices as the market reacted to fears that Asian economic difficulties would spread to the U.S. As a result, the fund's net asset value declined from $16.13 to $12.37, causing a negative total return of (23.04%), or (27.28%) ad-justed for the fund's sales charge.* The fund paid dividends totaling $0.05 per share. Fund assets totaled $100.7 million at the end of the period.

VISION CAPITAL APPRECIATION FUND
In a stock market that experienced broad declines due to fears that Asia's economic difficulties would spread to the U.S., the fund's more aggressive portfolio of stocks issued by mid-size companies produced a negative six-month total return of (25.19%), or (29.30%) adjusted for the fund's sales charge.* Impacting the total return was a decline in net asset value from $14.77 to $11.05. Fund assets totaled $49.5 million at the end of the period.

Thank you for pursuing the opportunities of one or more key financial markets through the professional management and diversification of the VISION equity and income funds. While the past six months was a particularly difficult pe-riod for stock investors, I urge you to keep focused on the long-term, which is the true measure of stock performance. We look forward to keeping you up-to-date on your progress.

Sincerely,
Edward C. Gonzales
President
December 15, 1998


*Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



INVESTMENT REVIEW
-------------------------------------------------------------------------------

VISION U.S. GOVERNMENT SECURITIES FUND

Over the last six months, the bond market has been volatile, yet rewarding. Since our last report, yields on the 10 year Treasury note have fallen from 5.68% on April 30, 1998 to 4.60% on October 31, 1998.

Through much of 1998, economic growth has been moderate. While forecasts of 1999 Gross Domestic Product have been reduced, inflation concerns have contin-ued to diminish. The Federal Reserve responded to these conditions when it lowered the federal funds rate on September 29, 1998 from 5.50% to 5.25%. How-ever, a Russian default, failure at hedge fund Long Term Capital Management and associated "deleveraging" across the economy prompted additional rate cuts on October 15 and November 17, 1998. These rate reductions were enacted to ad-dress the "credit crunch" or lack of liquidity in the financial system.

Over the coming months we expect the Federal Reserve to remain ready to ease the federal funds rate again, but expect the bond market to trade on tradi-tional economic fundamentals such as employment and inflation rather than li-quidity concerns.

Throughout this period of volatility, the Vision U.S. Government Securities Fund has performed well. This fund posted a total return of 5.23% (0.53% ad-justed for the fund's sales charge)* for the six month period ended October 31, 1998. This return compares to the Lipper General Government Index of 5.50% and the Morningstar General Government Bond average of 5.18%, respectively.**

The Vision U.S. Government Securities Fund continued to have a duration slightly longer than the Lehman Brothers Aggregate Bond Index average. The fund was able to add to its corporate holdings while prices and yields for this sector were extremely attractive in September and October.


 *Performance quoted reflects past performance and is not indicative of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.


VISION NEW YORK MUNICIPAL INCOME FUND

Over the last six months, the municipal bond market has been immune to much of the turmoil and volatility of the taxable bond market. The municipal bond mar-ket, as measured by the Bond Buyer 40 Index* (yield to par basis) was 5.68% on April 30, 1998 or 95.5% of the U.S. Treasury 30 year yield. Higher bond prices and lower yields (particularly in the Treasury market) resulted in a Bond Buyer 40 Index of 5.34% on October 31, 1998 yielding in excess of 100% of 30 year Treasury Bonds.

Through much of 1998, economic growth has been moderate. While forecasts of 1999 Gross Domestic Product have been reduced, inflation concerns have contin-ued to diminish. The Federal Reserve responded to these conditions when it lowered the federal funds rate on September 29, 1998 from 5.50% to 5.25%. How-ever, a Russian default, failure at hedge fund Long Term Capital Management and associated "deleveraging" across the economy prompted additional rate cuts on October 15 and November 17, 1998. These rate reductions were enacted to ad-dress the "credit crunch" or lack of liquidity in the financial system.

Over the coming months we expect the Federal Reserve to remain ready to ease again, but expect the bond market to trade on traditional economic fundamen-tals such as employment and inflation rather than liquidity concerns.

Through this difficult period, the Vision New York Municipal Income Fund per-formed well. This fund posted a total return of 4.76% (0.06% adjusted for the fund's sales charge)** for the six month period ended October 31, 1998. This compares to the Lipper New York Municipal average of 4.91% and the Morningstar New York Municipal Bond Funds average of 4.83%.***

Over the last three months, municipal bonds have underperformed comparable treasury securities, but have outperformed many other fixed income sectors such as high yield bonds or mortgage-backed securities. Unlike many taxable sectors, municipal "quality" spreads did not widen significantly in recent months. We have used this opportunity to further upgrade the quality of the Vision portfolio.


  *The Bond Buyer 40 Bond Index is comprised of 40 actively quoted and traded long-term municipal bonds.
 **Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
***Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.


VISION EQUITY INCOME FUND

For the six month period ended October 31, 1998, the Vision Equity Income Fund has returned a negative (5.45)%, or (10.67)% adjusted for the fund's sales charge.* This compares to the negative (6.71)% total return of the S&P/Barra Value Index, a commonly referenced unmanaged index of large capitalization "value" oriented stocks.** During this same period, the Lipper Equity Income Fund Average returned a negative (5.87)%.***

Your fund is continuing its contrarian investment strategy of seeking out-of-favor large cap stocks offering above average dividend yields. This allows the fund to collect an outsized yield on its investments while waiting for earn-ings prospects and market psychology to improve for these "unloved" issues. This strategy has led the fund to purchase such stocks as General Motors, the automobile manufacturer, and Whirlpool Corp., the appliance maker. Of course, while we believe the companies owned by the fund represent good values with favorable prospects, we continue to closely monitor them.

As we predicted in our annual report last April, the problems in Asia and the developing markets and their implication for the U.S. economy have become the focal point of U.S. investors. The most remarkable feature of the U.S. equity market during this year has been the narrowness of the market's leadership as investors flocked to the perceived safety of a few large capitalization, brand name, growth stocks. This narrow leadership makes it extremely difficult for money managers to outperform the S&P 500.+

This market's reaction to international turmoil is not all that different from what we have seen in the past. In 1994, we experienced a significant rise in interest rates driven by Federal Reserve policy that exposed the derivatives market to significant volatility. Money market mutual funds needed infusions of cash to protect the "dollar" value, which is not guaranteed. The ripple ex-tended to the municipal sector with Orange County, California filing for bank-ruptcy protection. The soft landing recession of 1990 was surrounded by a real estate and banking crisis. The actual recession was probably a result of peo-ple watching the war in Iraq/Kuwait rather than consuming goods and services. In 1987, portfolio insurance created a cascading effect in stock prices that exaggerated a market decline due to automated trading strategies and resulted in a 36.1% decline. The 45.1% decline of 1973-1974 was the worst in the past 50 years. That market was rocked by the oil embargo, rising interest rates, stagnant growth and a president in trouble, who ultimately resigned. Of course, these are not exact comparisons to today, but there are many similari-ties.

  *Performance quoted reflects past performance and is not indicative of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 **The S&P/Barra Value Index is constructed by sorting the S&P 500 based on their price/book ratios, with the low price/book companies forming the index. This index is unmanaged and investments cannot be made in an index.
***The Lipper Equity Income Fund Average represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the Equity Income category. Lipper figures do not reflect sales charges.
  +The S&P 500 is an unmanaged capitalization weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.


Today, interest rates are low and declining with credit readily available, in-flation is not a problem and the Federal budget now has a surplus. We have more flexibility to deal with this turmoil than we have had in the past. Like any commodity, stock prices will move to an extreme of over-or under-valua-tion. We expect unusually high volatility over the coming months but also that most of this market decline is behind us. The disciplined investor will look back on this period of time as another in a series of opportunities that seems to occur about every four years; one where long-term investors can take advan-tage of lower valuations.


VISION GROWTH AND INCOME FUND

For the six month period ended October 31, 1998 the Vision Growth and Income Fund achieved a total return of -23.04% based on net asset value (-27.28% ad-justed for the fund's sales charge).* The Lipper Mid-Cap Mutual Fund Average generated a return of -15.34%, while the Standard & Poor's 500 Index (S&P 500) returned -1.18% and the Russell Midcap Index returned -10.61% for the same period.**

The fund's performance struggled during the six month period ended October 31, 1998, primarily due to the volatility experienced by the market. This volatil-ity was caused by rapidly changing economic perceptions and concerns. Weakening overseas economies, particularly in Asia and Eastern Europe, began to affect U.S. corporate earnings. The financial and political turmoil in Russia precipi-tated a "flight to quality", causing U.S. Treasuries to appreciate, resulting in a historical low yield for the 30 year bond. Many highly leveraged hedge funds were forced to liquidate positions in order to meet margin calls on loans outstanding. This confluence of events resulted in a decline in U.S. equity prices and a pause in the ongoing bull market. Rapid intervention however by the Federal Reserve in the lowering of interest rates quickly dissipated these concerns and once again turned the market upward.

During this period of worldwide financial turmoil, valuations of various secu-rities, particularly those of smaller and mid-sized companies, became increas-ingly attractive. Taking advantage of this situation we added to select posi-tions in the fund. These additions proved to be quite opportunistic as the market's rapid rebound in October resulted in the quick appreciation of many of these depressed securities. We expect the market to remain volatile and, as such, continue to anticipate a fair degree of turnover in order to exploit op-portunities presented by rapidly changing prices.

We remain concerned about the valuation of large capitalization stocks. The re-cent market action has done little to narrow the valuation gap between the top 20 S&P 500 stocks and the broader market. Companies continue to have difficulty increasing prices. A lot of corporate resources in the form of time and money are being dedicated to fixing the year 2000 problem. Excess capacity in certain industries appears problematic.

Offsetting these concerns are many positive factors. The Federal Reserve has lowered interest rates. Inflation appears benign. Employment remains strong, leaving the U.S. consumer in a good financial condition. Mergers and acquisi-tions continue at a brisk pace. Corporations and insiders are buying large amounts of their own stock. Demographics continue to provide net inflows into the market. New products and innovations abound. Companies continue to enhance productivity and decrease costs.

 *Performance quoted reflects past performance and is not indicative of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the categories indicated. Lipper figures do not reflect sales charges. The S&P 500 is an unmanaged capitalization weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 35% of the total market capitalization of the Russell 1000 Index. This index is unmanaged, and investments cannot be made in an index.


Going forward we believe earnings growth will become paramount for stock price appreciation. The major forces behind the market continue to remain positive, although another "correction" could occur at any time and would not surprise us. We would view any downturn in the market to be temporary in nature and not the initial stage of a protracted bear market. We continue to identify excit-ing and attractive investment opportunities for the fund.

The fund looks to invest in quality mid-sized companies that have consistent earnings growth and sell at attractive valuations. Industries that benefit from major secular or macro trends, such as the aging U.S. population, new uses of technology or outsourcing by corporations, are emphasized. While in-come is considered important, principal appreciation is the primary concern.


VISION CAPITAL APPRECIATION FUND

The Vision Capital Appreciation Fund provided a total return of -25.19% based on net asset value (-29.30% adjusted for the fund's sales charge) for the six month period ended October 31, 1998.* The Russell Midcap Growth Index** bench-mark returned -11.81% over the same time period. Since inception performance has deteriorated during this very difficult period for investors. Investors in the fund should focus on a long-term investment horizon and recognize that mid-cap growth stocks tend to trade differently than the S&P 500.*** We feel that this will be one of the more attractive areas of the market over the com-ing five to seven years.

The international problems that started last year have been a major contribu-tor to the financial market volatility that we have been experiencing. This market's reaction to international turmoil is not all that different from what we have seen in the past. In 1994, we experienced a significant rise in inter-est rates driven by Federal Reserve policy that exposed the derivatives market to significant volatility. Money market mutual funds needed infusions of cash to protect the "dollar" value, which is not guaranteed. The ripple extended to the municipal sector with Orange County, California filing for bankruptcy pro-tection. The soft landing recession of 1990 was surrounded by a real estate and banking crisis. The actual recession was probably a result of people watching the war in Iraq/Kuwait rather than consuming goods and services. In 1987, portfolio insurance created a cascading effect in stock prices that ex-aggerated a market decline due to automated trading strategies that resulted in a 36.1% decline. The 45.1% decline of 1973-1974 was the worst in the past 50 years and that market was rocked with the oil embargo, rising interest rates, stagnant growth and a president in trouble, who ultimately resigned. While these are not exact comparisons to today, there are many similarities.

The current economic stumble appears consistent with these problems, but the reasons vary. Today, interest rates are low and declining with credit readily available, inflation is not a problem and the federal budget is now in a sur-plus position. We have more flexibility to deal with this turmoil than we have had in the past. Like any commodity, stock prices will move to an extreme of over- or under- valuation. We expect unusually high volatility over the coming months but also that most of this market decline is behind us. The disciplined investor will look back on this period of time as another in a series of op-portunities that seems to occur about every four years; one where long-term investors can take advantage of valuations.

  *Performance quoted reflects past performance and is not indicative of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 **The Russell Midcap Growth Index measures the performance of those Russell
   Midcap companies with higher price-to-book ratios and higher forecasted growth values. This index is unmanaged, and investments cannot be made in an index.
***The S&P 500 is an unmanaged capitalization weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 Stocks representing all major industries. Investments cannot be made in an index.

We expect the investor to remain nervous, contributing to the volatility of the market. Investors should expect that a correction can be triggered by any number of factors that can not be predicted. Mergers and acquisitions continue at a brisk pace. Corporations and insiders are buying large amounts of their own stock. Demographics continue to provide new inflows into the market. New products and innovations abound. Companies continue to enhance productivity and decrease costs. The long term looks very bright, but there will be bumps along the way.


VISION U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                              VALUE
 ---------- -----------------------------------------------------   -----------
 ASSET-BACKED SECURITIES--0.8%
 ----------------------------------------------------------------
 $   27,300 Old Stone Credit Corp. Home Equity Trust, 6.950%,
            5/15/2007                                               $    27,336
            -----------------------------------------------------
     85,490 Provident Bank Home Equity Loan Trust 1996-1, 7.600%,
            10/25/2012                                                   88,820
            -----------------------------------------------------
    138,912 The Money Store Home Equity Trust 1992-C, 6.200%,
            10/15/2017                                                  140,040
            -----------------------------------------------------
    258,000 The Money Store Home Equity Trust 1994-C, 7.800%,
            10/15/2021                                                  265,607
            -----------------------------------------------------   -----------
            TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST
             $512,449)                                                  521,803
            -----------------------------------------------------   -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS--12.6%
 ----------------------------------------------------------------
    185,330 Mortgage Investors Trust, 6.255%, 12/31/2009                185,530
            -----------------------------------------------------
     55,000 FHLMC Series 1686-PJ, REMIC, 5.000%, 2/15/2024               50,682
            -----------------------------------------------------
    974,000 FHLMC Series 20-H, REMIC, 5.500%, 10/25/2023                872,762
            -----------------------------------------------------
     25,595 FHLMC Series 1598-E, REMIC, 5.600%, 11/15/2005               25,613
            -----------------------------------------------------
     30,000 FHLMC Series 1697-PG, REMIC, 5.800%, 4/15/2006               30,460
            -----------------------------------------------------
    105,000 FHLMC Series 1637-GA, REMIC, 5.800%, 6/15/2023              104,836
            -----------------------------------------------------
    160,000 FHLMC Series 1534-H, REMIC, 6.000%, 1/15/2023               159,459
            -----------------------------------------------------
    583,000 FHLMC Series 23-PK, REMIC, 6.000%, 11/25/2023               586,428
            -----------------------------------------------------
     18,000 FHLMC Series 136-E, REMIC, 6.000%, 4/15/2021                 18,384
            -----------------------------------------------------
    279,000 FHLMC Series 1577-PK, REMIC, 6.500%, 9/15/2023              277,979
            -----------------------------------------------------
    176,000 FHLMC Series 1644-K, REMIC, 6.750%, 12/15/2023              177,389
            -----------------------------------------------------
    250,000 FHLMC Series 1455-H, REMIC, 7.000%, 6/15/2021               266,497
            -----------------------------------------------------
     58,000 FHLMC Series 33-H, REMIC, 7.500%, 6/25/2023                  60,275
            -----------------------------------------------------
    597,000 FHLMC Series 42-I, REMIC, 8.000%, 10/17/2024                623,304
            -----------------------------------------------------
     90,561 FNMA Series 1994-22-A, REMIC 5.000%, 3/25/2022               90,139
            -----------------------------------------------------
     42,000 FNMA Series 1993-38-L, REMIC 5.000%, 8/25/2022               40,394
            -----------------------------------------------------
    152,000 FNMA Series 1994-3-PL, REMIC 5.500%, 1/25/2024              145,642
            -----------------------------------------------------
    788,000 FNMA Series 1992-136-PJ, REMIC 6.000%, 5/25/2021            781,050
            -----------------------------------------------------
    111,000 FNMA Series 1993-198-K, REMIC 6.000%, 12/25/2022            108,934
            -----------------------------------------------------
    940,000 FNMA Series 1994-36-GA, REMIC 6.500%, 2/25/2020             973,107
            -----------------------------------------------------

VISION U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                              VALUE
 ---------- -----------------------------------------------------   -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS--CONTINUED
 ----------------------------------------------------------------
 $   26,000 FNMA Series 1993-160-PK, REMIC 6.500%, 11/25/2022       $    26,435
            -----------------------------------------------------
    175,000 FNMA Series 1993-223-C, REMIC 6.500%, 5/25/2023             177,231
            -----------------------------------------------------
    554,000 FNMA Series 1993-127-H, REMIC 6.500%, 7/25/2023             556,150
            -----------------------------------------------------
    395,000 FNMA Series 1993-113-PK, REMIC 6.500%, 7/25/2023            410,922
            -----------------------------------------------------
    155,000 FNMA Series 1993-202-J, REMIC 6.500%, 11/25/2023            154,919
            -----------------------------------------------------
    297,000 FNMA Series 1993-252-N, REMIC 6.500%, 8/25/2023             298,788
            -----------------------------------------------------
    181,000 FNMA Series 1994-55-H, REMIC 7.000%, 3/25/2024              182,479
            -----------------------------------------------------
     50,000 FNMA Series G93-1-HA, REMIC 7.500%, 2/25/2021                51,385
            -----------------------------------------------------
    307,000 FNMA Series 1992-13, REMIC 8.000%, 1/25/2022                320,711
            -----------------------------------------------------   -----------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED
             COST $7,312,240)                                         7,757,884
            -----------------------------------------------------   -----------
 CORPORATE BONDS--20.5%
 ----------------------------------------------------------------
    105,000 AON Corp., 6.875%, 10/1/1999                                106,500
            -----------------------------------------------------
    500,000 Bay State Gas Co., 9.200%, 6/6/2011                         643,030
            -----------------------------------------------------
    180,000 BellSouth Telecommunications, Inc., 5.850%,
            11/15/2045                                                  183,929
            -----------------------------------------------------
  1,000,000 Boeing Co., 6.625%, 2/15/2038                               966,610
            -----------------------------------------------------
    250,000 Cargill, Inc., 6.875%, 5/1/2028                             261,518
            -----------------------------------------------------
    100,000 Countrywide Home Loans, Inc., 6.510%, 2/11/2005             101,428
            -----------------------------------------------------
  1,200,000 Countrywide Home Loans, Inc., 6.580%, 9/21/2001           1,219,824
            -----------------------------------------------------
    450,000 Countrywide Home Loans, Inc., 7.200%, 10/30/2006            469,494
            -----------------------------------------------------
    800,000 Delmarva Power and Light Co., 8.500%, 2/1/2022              905,296
            -----------------------------------------------------
    250,000 First Union National Bank, Charlotte, N.C., 6.180%,
            2/15/2036                                                   264,678
            -----------------------------------------------------
  1,000,000 Florida Power Corp., 8.000%, 12/1/2022                    1,100,590
            -----------------------------------------------------
    160,000 Ford Motor Credit Corp., 6.375%, 12/15/2005                 166,499
            -----------------------------------------------------
     59,000 Fortune Brands, Inc., 8.625%, 11/15/2021                     74,137
            -----------------------------------------------------
    150,000 GTE North, Inc., 8.500%, 12/15/2031                         165,813
            -----------------------------------------------------
    100,000 General Electric Capital Corp., 8.300%, 9/20/2009           120,355
            -----------------------------------------------------
     50,000 Loews Corp., 8.875%, 4/15/2011                               59,572
            -----------------------------------------------------
    150,000 Monsanto Co., 6.110%, 2/3/2005                              156,248
            -----------------------------------------------------

VISION U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ----------------------------------------------------   -----------
 CORPORATE BONDS--CONTINUED
 ---------------------------------------------------------------
 $  806,192 NYNEX Corp., 9.550%, 5/1/2010                          $   969,591
            ----------------------------------------------------
    485,000 National Coop Services Corp., 9.375%, 1/2/2011             503,784
            ----------------------------------------------------
    500,000 New Plan Realty Trust, 6.800%, 5/15/2002                   503,405
            ----------------------------------------------------
    800,000 Ohio National Life Insurance Co., 8.500%, 5/15/2026        881,072
            ----------------------------------------------------
    150,000 PG&E Gas Transmission Northwest, 7.800%, 6/1/2025          154,896
            ----------------------------------------------------
    100,000 Pennsylvania Power & Light Co., 8.500%, 5/1/2022           111,592
            ----------------------------------------------------
    390,000 Philip Morris Cos., Inc., 8.375%, 1/15/2017                406,454
            ----------------------------------------------------
    255,000 Phillips Petroleum Co., 6.650%, 7/15/2018                  254,628
            ----------------------------------------------------
  1,000,000 Potomac Edison Co., 8.000%, 6/1/2006                     1,034,820
            ----------------------------------------------------
     60,000 Potomac Electric Power Co., 8.500%, 5/15/2027               67,151
            ----------------------------------------------------
    125,000 Public Service Co. Colo, 8.750%, 3/1/2022                  139,917
            ----------------------------------------------------
    125,000 Rochester Gas & Electric Corp, 9.375%, 4/1/2021            139,352
            ----------------------------------------------------
    125,000 Virginia Electric Power Co., 8.250%, 3/1/2025              140,895
            ----------------------------------------------------
    360,000 Virginia Electric Power Co., 8.750%, 4/1/2021              396,018
            ----------------------------------------------------   -----------
            TOTAL CORPORATE BONDS (IDENTIFIED COST $12,400,087)     12,669,096
            ----------------------------------------------------   -----------
 GOVERNMENT AGENCIES--25.1%
 ---------------------------------------------------------------
     50,000 Federal Home Loan Bank System, 6.561%, 1/30/2003            50,581
            ----------------------------------------------------
     50,000 Federal Home Loan Bank System, 7.140%, 6/6/2001             52,912
            ----------------------------------------------------
    175,000 Federal Home Loan Mortgage Corp., 6.943%, 3/21/2007        195,465
            ----------------------------------------------------
     20,138 Federal Home Loan Mortgage Corp., 8.200%, 9/15/2007         20,727
            ----------------------------------------------------
    279,516 Federal Home Loan Mortgage Corp., 9.875%, 3/15/2009        299,046
            ----------------------------------------------------
    328,582 Federal Home Loan Mortgage Corp., 10.250%, 3/15/2009       353,375
            ----------------------------------------------------
     50,000 Federal National Mortgage Association, 6.440%,
            6/21/2005                                                   53,782
            ----------------------------------------------------
  1,000,000 Federal National Mortgage Association, 6.940%,
            3/19/2007                                                1,048,780
            ----------------------------------------------------
    500,000 Federal National Mortgage Association, 7.800%,
            7/26/2006                                                  509,200
            ----------------------------------------------------
    370,000 HUD 89A Caguas, 8.750%, 8/1/1999                           380,353
            ----------------------------------------------------
    700,000 HUD 90A Mayaguez, 9.100%, 8/1/2000                         749,931
            ----------------------------------------------------
    250,000 HUD 92A Detroit, 7.120%, 8/1/2001                          264,045
            ----------------------------------------------------


VISION U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                         VALUE
 ---------- ------------------------------------------------   -----------
 GOVERNMENT AGENCIES--CONTINUED
 -----------------------------------------------------------
 $  270,000 HUD 94A Atlanta, 6.760%, 8/1/2006                  $   284,445
            ------------------------------------------------
    360,000 HUD 94A Atlanta, 6.930%, 8/1/2009                      380,772
            ------------------------------------------------
    500,000 Housing and Urban Development, 6.590%, 8/1/2000        515,418
            ------------------------------------------------
    910,000 Housing and Urban Development, 6.930%, 8/1/2013        996,678
            ------------------------------------------------
    500,000 Housing and Urban Development, 7.140%, 8/1/2007        551,530
            ------------------------------------------------
    500,000 Private Export Funding Corp., 6.490%, 7/15/2007        541,906
            ------------------------------------------------
     75,000 Private Export Funding Corp., 7.950%, 11/1/2006         85,276
            ------------------------------------------------
  1,000,000 Small Business Administration, 5.600%, 9/1/2008      1,004,530
            ------------------------------------------------
  1,863,516 Small Business Administration, 6.700%, 12/1/2016     2,031,586
            ------------------------------------------------
  4,708,194 Small Business Administration, 6.950%, 11/1/2016     4,936,259
            ------------------------------------------------
    119,607 Small Business Administration, 8.850%, 8/1/2011        135,192
            ------------------------------------------------
     50,000 Tennessee Valley Authority, 6.000%, 11/1/2000           51,282
            ------------------------------------------------   -----------
            TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
             $15,051,537)                                       15,493,071
            ------------------------------------------------   -----------
 GOVERNMENTS/AGENCIES--1.0%
 -----------------------------------------------------------
    564,000 Israel AID, 6.800%, 2/15/2012 (IDENTIFIED COST
            $579,792)                                              638,736
            ------------------------------------------------   -----------
 MORTGAGE BACKED SECURITIES--17.1%
 -----------------------------------------------------------
    248,309 FHLMC, 7.000%, 11/1/2007                               252,808
            ------------------------------------------------
    270,551 FHLMC, 7.000%, 7/1/2008                                275,708
            ------------------------------------------------
    488,888 FHLMC, 7.000%, 8/1/2008                                497,746
            ------------------------------------------------
    257,050 FHLMC, 7.000%, 11/1/2010                               262,432
            ------------------------------------------------
    257,201 FHLMC, 7.000%, 11/1/2017                               263,551
            ------------------------------------------------
     23,314 FHLMC, 7.250%, 1/1/2005                                 23,794
            ------------------------------------------------
     92,842 FHLMC, 7.250%, 11/1/2009                                94,756
            ------------------------------------------------
     61,842 FHLMC, 7.500%, 7/1/2007                                 63,272
            ------------------------------------------------
    260,021 FHLMC, 7.500%, 3/1/2008                                266,033
            ------------------------------------------------
    139,613 FHLMC, 7.500%, 6/1/2008                                143,147
            ------------------------------------------------
     47,717 FHLMC, 7.500%, 11/1/2009                                48,821
            ------------------------------------------------
    152,133 FHLMC, 7.500%, 12/1/2010                               155,650
            ------------------------------------------------


VISION U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                 VALUE
 ---------- ------------------------   -----------
 MORTGAGE BACKED SECURITIES--
 CONTINUED
 -----------------------------------
 $   54,839 FHLMC, 7.500%, 3/1/2017    $    56,553
            ------------------------
     58,820 FHLMC, 8.000%, 5/1/2002         59,979
            ------------------------
     15,712 FHLMC, 8.000%, 5/1/2006         16,075
            ------------------------
     12,771 FHLMC, 8.000%, 3/1/2007         13,082
            ------------------------
     70,413 FHLMC, 8.000%, 9/1/2007         72,459
            ------------------------
    459,951 FHLMC, 8.000%, 11/1/2008       473,317
            ------------------------
     66,437 FHLMC, 8.000%, 1/1/2010         67,848
            ------------------------
     89,566 FHLMC, 8.000%, 12/1/2010        92,169
            ------------------------
     49,461 FHLMC, 8.250%, 12/1/2007        51,107
            ------------------------
    111,218 FHLMC, 8.250%, 5/1/2008        113,442
            ------------------------
     71,520 FHLMC, 8.250%, 5/1/2009         73,901
            ------------------------
     83,862 FHLMC, 8.250%, 8/1/2009         86,653
            ------------------------
     42,148 FHLMC, 8.500%, 6/1/2002         43,281
            ------------------------
    294,221 FHLMC, 8.500%, 7/1/2004        302,494
            ------------------------
     41,706 FHLMC, 8.500%, 4/1/2006         43,301
            ------------------------
    110,312 FHLMC, 8.500%, 9/1/2009        113,725
            ------------------------
     29,285 FHLMC, 8.750%, 8/1/2008         29,742
            ------------------------
     32,952 FHLMC, 9.000%, 3/1/2002         33,869
            ------------------------
     11,438 FHLMC, 9.000%, 9/1/2019         12,060
            ------------------------
    130,669 FHLMC, 9.250%, 6/1/2002        134,139
            ------------------------
     38,123 FHLMC, 10.500%, 3/1/2001        39,036
            ------------------------
    600,222 FNMA, 6.000%, 5/1/2009         605,288
            ------------------------
     52,236 FNMA, 6.000%, 1/1/2014          51,845
            ------------------------
    120,921 FNMA, 6.500%, 4/1/2004         122,773
            ------------------------
     42,068 FNMA, 6.750%, 12/1/2006         42,705
            ------------------------
    113,978 FNMA, 7.500%, 11/1/2009        117,023
            ------------------------
     91,666 FNMA, 8.000%, 4/1/2002          94,072
            ------------------------
    224,418 FNMA, 8.000%, 1/1/2006         229,607
            ------------------------


VISION U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                 VALUE
 ----------- -----------------------   -----------
 MORTGAGE BACKED SECURITIES--
 CONTINUED
 -----------------------------------
 $   221,024 FNMA, 8.000%, 1/1/2010    $   228,552
             -----------------------
     111,115 FNMA, 8.250%, 7/1/2009        115,629
             -----------------------
     103,211 FNMA, 8.500%, 10/1/2002       106,501
             -----------------------
      66,770 FNMA, 8.500%, 3/1/2012         69,628
             -----------------------
      96,432 FNMA 8.750%, 5/1/2010         101,781
             -----------------------
      31,994 FNMA 9.000%, 12/1/2002         33,044
             -----------------------
      94,306 FNMA 9.000%, 10/1/2006         98,757
             -----------------------
      93,949 FNMA 9.750%, 9/1/2017         101,877
             -----------------------
      27,283 GNMA 7.250%, 2/15/2005         27,987
             -----------------------
      74,469 GNMA 7.250%, 3/15/2005         76,389
             -----------------------
      47,178 GNMA 7.250%, 3/15/2005         48,395
             -----------------------
      17,460 GNMA 7.250%, 7/15/2005         17,965
             -----------------------
      10,596 GNMA 7.250%, 10/15/2005        10,902
             -----------------------
      38,411 GNMA 7.250%, 11/15/2005        39,521
             -----------------------
      59,857 GNMA 7.500%, 12/15/2005        61,840
             -----------------------
      66,409 GNMA 7.500%, 6/20/2007         68,485
             -----------------------
      44,618 GNMA 8.000%, 6/15/2006         46,095
             -----------------------
      34,255 GNMA 8.000%, 8/15/2006         35,336
             -----------------------
      73,603 GNMA 8.000%, 9/15/2006         76,272
             -----------------------
     769,438 GNMA 8.000%, 9/15/2007        801,662
             -----------------------
     185,630 GNMA 8.000%, 10/15/2007       192,302
             -----------------------
     115,234 GNMA 8.000%, 12/15/2009       118,656
             -----------------------
     196,697 GNMA 8.000%, 2/15/2010        203,766
             -----------------------
     148,306 GNMA 8.000%, 12/15/2016       154,794
             -----------------------
      62,526 GNMA 8.000%, 7/15/2024         64,793
             -----------------------
     113,773 GNMA 8.250%, 6/15/2008        119,550
             -----------------------
      74,859 GNMA 8.375%, 4/15/2010         77,713
             -----------------------
     597,692 GNMA 8.500%, 9/15/2008        633,183
             -----------------------


VISION U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT OR
   SHARES                                                             VALUE
 ---------- ----------------------------------------------------   -----------
 MORTGAGE BACKED SECURITIES--CONTINUED
 ---------------------------------------------------------------
 $  297,668 GNMA 8.500%, 10/20/2009                                $   309,294
            ----------------------------------------------------
     49,179 GNMA 8.750%, 2/15/2002                                      50,585
            ----------------------------------------------------
     92,917 GNMA 9.000%, 4/15/2001                                      95,501
            ----------------------------------------------------
     22,316 GNMA 9.000%, 4/15/2001                                      22,916
            ----------------------------------------------------
     16,295 GNMA 9.000%, 5/15/2001                                      16,748
            ----------------------------------------------------
    458,314 GNMA 9.000%, 4/20/2023                                     487,101
            ----------------------------------------------------
    286,944 GNMA 9.000%, 10/20/2024                                    304,878
            ----------------------------------------------------   -----------
            TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST
             $10,465,007)                                           10,557,661
            ----------------------------------------------------   -----------
 MUNICIPALS--11.5%
 ---------------------------------------------------------------
  1,000,000 Atlanta, GA Downtown Development Authority, 6.250%,
            2/1/2009                                                 1,052,300
            ----------------------------------------------------
    225,000 Chicago, IL Public Building Commission, 7.000%,
            1/1/2007                                                   250,695
            ----------------------------------------------------
    250,000 Connecticut Development Authority, 8.550%, 8/15/2008       285,240
            ----------------------------------------------------
    265,000 Connecticut Municipal Electric Energy Cooperative,
            5.700%, 1/1/2004                                           271,145
            ----------------------------------------------------
     75,000 Connecticut State HEFA, 7.070%, 11/1/2001                   76,545
            ----------------------------------------------------
    100,000 Greater Orlando (FL) Aviation Authority, 8.250%,
            10/1/2004                                                  114,542
            ----------------------------------------------------
    200,000 Miami, FL, 8.650%, 7/1/2019                                263,140
            ----------------------------------------------------
  3,100,000 Minneapolis/St. Paul, MN Airport Commission, 8.950%,
            1/1/2022                                                 3,558,800
            ----------------------------------------------------
    900,000 New Jersey State, 8.350%, 8/1/2010                         991,647
            ----------------------------------------------------
    100,000 New York City, NY, 10.500%, 11/15/2012                     116,900
            ----------------------------------------------------
     80,000 New York City, NY, 9.900%, 2/1/2015                         92,720
            ----------------------------------------------------   -----------
            TOTAL MUNICIPALS (IDENTIFIED COST $6,839,812)            7,073,674
            ----------------------------------------------------   -----------
 U.S. TREASURY BONDS--8.1%
 ---------------------------------------------------------------
  2,000,000 6.375%, 8/15/2027                                        2,304,520
            ----------------------------------------------------
  2,000,000 8.125%, 5/15/2021                                        2,704,440
            ----------------------------------------------------   -----------
            TOTAL U.S. TREASURY BONDS (IDENTIFIED COST
             $5,031,563)                                             5,008,960
            ----------------------------------------------------   -----------


VISION U.S. GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------

  SHARES                                                             VALUE
 --------- ----------------------------------------------------   -----------
 MUTUAL FUND SHARES--1.9%
 --------------------------------------------------------------
 1,194,184 SSGA US Government Money Market Fund, 4.970% (AT NET
           ASSET VALUE)                                           $ 1,194,184
           ----------------------------------------------------   -----------
           TOTAL INVESTMENTS (IDENTIFIED COST $59,386,671)(A)     $60,915,069
           ----------------------------------------------------   -----------

(a) The cost of investments for federal tax purposes amounts to $59,386,671. The net unrealized appreciation of investments on a federal tax basis amounts to $1,528,398 which is comprised of $1,639,379 appreciation and $110,981 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($61,802,924) at October 31, 1998.

The following acronym(s) are used throughout this portfolio:

HEFA --Health and Education Facilities Authority
REMIC --Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)


VISION NEW YORK MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--98.5%
 --------------------------------------------------------
            NEW YORK--95.3%
            ---------------------------------------------
 $   45,000 34th Street Partnership, Inc., NY, 5.50%
            (Original Issue Yield: 5.613%), 1/1/2023          NR    $    46,190
            ---------------------------------------------
     25,000 Alden Central School District, NY, GO UT,
            6.25% (AMBAC INS)/(Original Issue Yield:
            6.40%), 6/15/2009                                 AAA        29,484
            ---------------------------------------------
    525,000 Allegany County, NY IDA, Revenue Bonds, 6.63%
            (Atlantic Richfield Co.)/(Original Issue
            Yield: 6.63%), 9/1/2016/(AMT)                      A        572,035
            ---------------------------------------------
     25,000 Amherst, NY, GO UT, 6.20% (FGIC
            INS)/(Original Issue Yield: 6.00%), 4/1/2002      AAA        27,018
            ---------------------------------------------
     10,000 Batavia, NY, GO UT Bonds, 6.55% (MBIA
            INS)/(Original Issue Yield: 6.60%), 5/1/2005      AAA        11,512
            ---------------------------------------------
     25,000 Beacon, NY City School District, GO UT, 5.10%
            (Original Issue Yield: 5.25%), 7/15/2006          AAA        26,747
            ---------------------------------------------
    100,000 Brighton, NY Central School District, GO UT,
            5.40% (Original Issue Yield: 5.55%), 6/1/2011     AAA       107,805
            ---------------------------------------------
     10,000 Brighton, NY, 8.00% (MBIA INS), 10/15/2002        AAA        11,552
            ---------------------------------------------
     50,000 Brockport, NY Central School District, GO UT,
            5.40% (Original Issue Yield: 5.55%),
            6/15/2011                                         AAA        54,189
            ---------------------------------------------
     50,000 Broome County, NY, Certificate of
            Participation, 5.25% (MBIA INS)/(Original
            Issue Yield: 5.58%), 4/1/2022                     AAA        50,811
            ---------------------------------------------
     70,000 Buffalo & Fort Erie, NY Public Bridge
            Authority, 6.00% (MBIA INS)/(Original Issue
            Yield: 5.05%), 1/1/2004                           AAA        76,732
            ---------------------------------------------
     25,000 Camden, NY Central School District, GO UT
            School Improvement Bonds, 7.10% (AMBAC LOC),
            6/15/2006                                         AAA        29,892
            ---------------------------------------------
     30,000 Canandaigua, NY City School District, GO UT,
            7.15% (United States Treasury PRF), 6/1/2000
            (@102)                                            AAA        32,293
            ---------------------------------------------
     10,000 Canandaigua, NY, GO UT, 8.80% (Original Issue
            Yield: 9.30%), 3/1/2005                           NR         12,584
            ---------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                 CREDIT
   AMOUNT                                                  RATING*    VALUE
 ---------- --------------------------------------------   ------- ------------
 LONG-TERM MUNICIPALS--CONTINUED
 -------------------------------------------------------
            NEW YORK--CONTINUED
            --------------------------------------------
 $   30,000 Carmel, NY, 6.30%, 11/15/2011                    NR    $     35,495
            --------------------------------------------
     50,000 Chautauqua County, NY, GO UT, 6.40% (FGIC
            INS)/(Original Issue Yield: 6.30%),
            9/15/2004                                        AAA         56,501
            --------------------------------------------
    100,000 Cheektowaga, NY Central School District, GO
            UT, 5.88% (FGIC INS)/(Original Issue Yield:
            5.95%), 6/1/2014                                 NR         110,552
            --------------------------------------------
     25,000 Cheektowaga, NY, GO UT, 5.65%, 8/15/2005         NR          27,454
            --------------------------------------------
     50,000 Cheektowaga, NY, GO UT, 6.55%, 10/15/2008        NR          59,864
            --------------------------------------------
     50,000 Cheektowaga-Maryvale, NY Union Free School
            District, GO UT, 6.63% (FGIC INS), 6/15/2008     AAA         60,197
            --------------------------------------------
     50,000 Chemung County, NY, GO UT, 6.80% (AMBAC
            INS)/(Original Issue Yield: 6.80%),
            7/15/2006                                        AAA         59,011
            --------------------------------------------
     25,000 Chenango County, NY, 6.40%, 12/15/2008           NR          29,576
            --------------------------------------------
    100,000 Chittenango, NY Central School District, GO
            UT, 7.00% (MBIA INS), 6/15/2009                  AAA        123,745
            --------------------------------------------
     25,000 Churchville Chili, NY Central School
            District, GO UT, 5.50% (FGIC INS)/(Original
            Issue Yield: 5.50%), 6/15/2009                   AAA         27,841
            --------------------------------------------
     25,000 Clarence, NY Central School District, GO UT,
            5.30% (FGIC INS)/(Original Issue Yield:
            4.90%), 6/1/2006                                 NR          27,048
            --------------------------------------------
     25,000 Dutchess County, NY, GO UT, 8.50%, 7/15/2007     NR          33,028
            --------------------------------------------
     25,000 East Aurora, NY Union Free School District,
            GO UT, 5.20% (FGIC INS)/(Original Issue
            Yield: 4.80%), 6/15/2006                         NR          27,133
            --------------------------------------------
     25,000 East Bloomfield, NY Central School District,
            7.13% (MBIA INS), 6/15/2004                      AAA         29,122
            --------------------------------------------
     25,000 East Irondequoit, NY Central School
            District, GO UT, 6.90%, 12/1/2002                NR          28,032
            --------------------------------------------
     25,000 East Rochester, NY Union Free School
            District, GO UT, 6.30% (AMBAC INS),
            6/15/2003                                        AAA         27,636
            --------------------------------------------
     50,000 Endwell, NY, GO UT Fire District Bonds,
            7.00% (Original Issue Yield: 7.35%),
            3/1/2014                                         NR          62,307
            --------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                   CREDIT
   AMOUNT                                                    RATING*   VALUE
 ---------- ----------------------------------------------   ------- ----------
 LONG-TERM MUNICIPALS--CONTINUED
 ---------------------------------------------------------
            NEW YORK--CONTINUED
            ----------------------------------------------
 $   50,000 Erie County, NY Water Authority, Series A,
            6.00% (AMBAC INS)/(Original Issue Yield:
            7.25%), 12/1/2008                                  AAA   $   56,074
            ----------------------------------------------
     25,000 Erie County, NY, GO UT General Improvement
            Bonds, 9.60% (MBIA INS)/(Original Issue Yield:
            9.55%), 10/15/2000                                 AAA       27,870
            ----------------------------------------------
     50,000 Erie County, NY, GO UT, 10.00% (MBIA INS),
            10/15/2002                                         AAA       61,240
            ----------------------------------------------
  1,030,000 Essex Cnty, NY IDA, Solid Waste Disposal
            Revenue Bonds (Series A), 5.80% (International
            Paper Co.), 12/1/2019/ (AMT)                      BBB+    1,070,839
            ----------------------------------------------
     55,000 Evans & Brant, NY Central School District, GO
            UT, 6.85% (MBIA INS)/(Original Issue Yield:
            6.90%), 6/15/2009                                  AAA       67,571
            ----------------------------------------------
     25,000 Fairport, NY Central School District, GO UT,
            5.00% (MBIA INS), 6/15/2003                        AAA       26,396
            ----------------------------------------------
     20,000 Frontier Central School District, NY, Hamburg
            Township, GO UT, 9.50% (MBIA INS)/(Original
            Issue Yield: 9.50%), 6/1/2002                      AAA       23,806
            ----------------------------------------------
     70,000 General Brown Central School District, NY,
            Brownville & Dexter, GO UT, 5.70% (MBIA
            INS)/(Original Issue Yield: 5.80%), 6/15/2014      AAA       75,662
            ----------------------------------------------
     25,000 Genesee County, NY, GO UT, 5.30% (FGIC
            INS)/(Original Issue Yield: 5.20%), 8/15/2009      NR        27,278
            ----------------------------------------------
     30,000 Genesee County, NY, GO UT, 8.60% (MBIA
            INS)/(Original Issue Yield: 9.25%), 4/1/2003       AAA       35,751
            ----------------------------------------------
     25,000 Greece, NY Central School District, GO UT,
            6.00% (FGIC INS)/(Original Issue Yield:
            5.55%), 6/15/2004                                  AAA       27,634
            ----------------------------------------------
     25,000 Greece, NY Central School District, GO UT,
            7.00%, 6/15/2010                                   NR        31,240
            ----------------------------------------------
     30,000 Greece, NY, GO UT, 6.25% (AMBAC INS),
            12/1/2007                                          AAA       34,863
            ----------------------------------------------
     50,000 Guilderland, NY, GO UT, 6.40% (FGIC
            INS)/(Original Issue Yield: 6.65%), 9/15/2015      AAA       60,118
            ----------------------------------------------
     25,000 Hamburg Town, NY, GO UT, 6.30% (MBIA
            INS)/(Original Issue Yield: 6.45%), 11/15/2010     AAA       29,830
            ----------------------------------------------
     50,000 Hanover Town, NY, GO UT, 9.80% (MBIA INS),
            9/1/2004                                           AAA       65,300
            ----------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED
 --------------------------------------------------------
            NEW YORK--CONTINUED
            ---------------------------------------------
 $   30,000 Harrison, NY Central School District, GO UT
            Refunding Bonds, 6.70%, 10/1/2007                 NR    $    35,913
            ---------------------------------------------
     25,000 Hilton Central School District, NY, GO UT,
            6.85%, 6/15/2001                                  NR         27,055
            ---------------------------------------------
    130,000 Holiday Square Housing Development Corp., NY,
            Section 8 Assisted Project, 5.80% (Holiday
            Square Management Co.)/(Federal National
            Mortgage Association COL)/(Original Issue
            Yield: 5.94%), 1/15/2024                          NR        134,137
            ---------------------------------------------
     20,000 Holland, NY Central School District, GO UT,
            6.00% (FGIC INS)/(Original Issue Yield:
            5.50%), 6/15/2003                                 AAA        21,916
            ---------------------------------------------
    100,000 Housing NY Corp., Revenue Bonds, 5.00%
            (Original Issue Yield: 5.65%), 11/1/2018          AA         99,126
            ---------------------------------------------
     25,000 (a) Housing NY Corp., Revenue Refunding
            Bonds, 5.00% (Original Issue Yield: 5.60%),
            11/1/2013                                         AA         25,088
            ---------------------------------------------
     15,000 Irondequoit, NY, 6.80% (Original Issue Yield:
            7.20%), 3/1/2011                                  NR         18,342
            ---------------------------------------------
     50,000 Ithaca, NY, 6.80%, 5/15/2003                      NR         56,304
            ---------------------------------------------
     25,000 Ithaca, NY, GO UT, 6.40% (Original Issue
            Yield: 6.80%), 4/1/2009                           NR         29,521
            ---------------------------------------------
     30,000 Ithaca, NY, GO UT, 6.63% (Original Issue
            Yield: 6.70%), 7/15/2005                          NR         34,792
            ---------------------------------------------
  1,245,000 Jamestown, NY Housing Authority, Mortgage
            Revenue Bonds, 6.13% (Bradmar Village
            Project)/(HUD Section 8 LOC), 7/1/2010            A-      1,307,723
            ---------------------------------------------
     20,000 Kenmore, NY, GO UT, 6.35% (MBIA INS),
            10/15/2009                                        AAA        23,813
            ---------------------------------------------
     25,000 La Grange, NY, GO UT Public Improvement
            Bonds, 7.70% (AMBAC INS)/(Original Issue
            Yield: 7.75%), 4/15/2006                          AAA        30,716
            ---------------------------------------------
     50,000 Lakewood, NY, GO UT Public Improvement Bonds,
            5.50% (Original Issue Yield: 5.70%), 4/1/2012     NR         53,694
            ---------------------------------------------
     25,000 Lancaster Town, NY, GO UT Bonds, 5.30% (FSA
            INS), 6/1/2005                                    AAA        27,098
            ---------------------------------------------
     25,000 Lansing, NY, GO UT, 6.90% (Original Issue
            Yield: 7.10%), 3/15/2009                          NR         30,428
            ---------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED
 --------------------------------------------------------
            NEW YORK--CONTINUED
            ---------------------------------------------
 $   25,000 Lewiston Town, NY, GO UT Refunding Bonds,
            5.50% (FSA INS)/(Original Issue Yield:
            5.55%), 5/1/2014                                  AAA   $    27,548
            ---------------------------------------------
     25,000 Liverpool Central School District, NY, 7.20%
            (MBIA INS)/(Original Issue Yield: 7.30%),
            10/1/2007                                         AAA        30,574
            ---------------------------------------------
     25,000 Lockport Town, NY, GO UT, 5.45% (FGIC
            INS)/(Original Issue Yield: 5.05%), 9/15/2006     NR         27,592
            ---------------------------------------------
  1,650,000 Metropolitan Transportation Authority, New
            York, Transit Improvement Revenue Bonds,
            7.00% (MBIA LOC), 7/1/2006                        AAA     1,959,061
            ---------------------------------------------
     25,000 Monroe County, NY IDA, Revenue Bonds, 5.80%
            (Nazareth College)/(MBIA INS)/(Original Issue
            Yield: 5.80%), 6/1/2010                           AAA        27,530
            ---------------------------------------------
     50,000 Monroe County, NY, GO UT (Series A), 8.50%
            (Original Issue Yield: 8.75%), 5/1/2000           NR         53,703
            ---------------------------------------------
     25,000 Monroe County, NY, GO UT Public Improvement
            Bonds, 6.05% (AMBAC INS)/(United States
            Treasury PRF)/(Original Issue Yield: 6.05%),
            6/1/2004 (@102)                                   AAA        28,110
            ---------------------------------------------
     25,000 Monroe Woodbury, NY Center School District,
            GO UT, 6.70% (FGIC INS), 11/15/2010               AAA        28,405
            ---------------------------------------------
     50,000 New Paltz, NY Central School District, GO UT
            Bonds, 6.00% (AMBAC INS), 6/15/2008               AAA        57,726
            ---------------------------------------------
     50,000 New York City Housing Development Corp.,
            Revenue Refunding Bonds, 5.85% (FHA INS),
            5/1/2026                                          AA         52,166
            ---------------------------------------------
    100,000 New York City Housing Development Corp.,
            Series A, 7.35% (FHA INS)/(Original Issue
            Yield: 7.35%), 6/1/2019                           AAA       107,288
            ---------------------------------------------
  1,890,000 New York City, NY IDA, 5.85% (Nightingale-
            Bamford School Project)/(Original Issue
            Yield: 5.85%), 1/15/2020                           A      1,996,728
            ---------------------------------------------
  1,000,000 New York City, NY IDA, Refunding Revenue
            Bonds, 5.65% (Brooklyn Navy Yard Cogeneration
            Partners, L.P. Project)/(Original Issue
            Yield: 5.74%), 10/1/2028/(AMT)                   BBB-     1,020,830
            ---------------------------------------------
  2,160,000 New York City, NY IDA, Revenue Bonds, 5.65%
            (United Air Lines)/(Original Issue Yield:
            5.68%), 10/1/2032/(AMT)                           BB+     2,179,159
            ---------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED
 --------------------------------------------------------
            NEW YORK--CONTINUED
            ---------------------------------------------
 $1,500,000 New York City, NY IDA, Special Facilities
            Revenue Bonds, 6.90% (American Airlines),
            8/1/2024/(AMT)                                   BBB-   $ 1,662,195
            ---------------------------------------------
    100,000 New York City, NY Transitional Finance
            Authority, Revenue Bonds (Series A), 5.00%
            (Original Issue Yield: 5.13%), 8/15/2013          AA        102,297
            ---------------------------------------------
    900,000 New York City, NY, (Subseries A-8) Daily
            VRDNs (Morgan Guaranty Trust Co., New York
            LOC)                                              AAA       900,000
            ---------------------------------------------
  2,250,000 New York City, NY, GO UT, 5.25% (FGIC
            INS)/(Original Issue Yield: 5.49%), 8/1/2016      AAA     2,322,248
            ---------------------------------------------
  1,125,000 New York State Dormitory Authority, Mental
            Health Services Facilities Improvement
            (Series B), 6.50%, 2/15/2009                      A-      1,307,115
            ---------------------------------------------
     20,000 New York State Dormitory Authority, Refunding
            Revenue Bonds (Series B), 5.25% (Original
            Issue Yield: 5.75%), 5/15/2019                    A-         20,807
            ---------------------------------------------
     20,000 New York State Dormitory Authority, Revenue
            Bonds, 5.00% (Rochester University-Strong
            Memorial Hospital), 7/1/2005                      AAA        21,226
            ---------------------------------------------
    900,000 New York State Dormitory Authority, Revenue
            Bonds, 5.25%, 7/1/2015                            A-        928,890
            ---------------------------------------------
    750,000 New York State Dormitory Authority, Revenue
            Bonds, 5.75% (New York University)/(MBIA
            INS), 7/1/2014                                    AAA       842,370
            ---------------------------------------------
    200,000 New York State Dormitory Authority, Revenue
            Bonds, 5.85% (Arden Hill)/(FHA INS), 8/1/2026     AAA       215,458
            ---------------------------------------------
    490,000 New York State Dormitory Authority, Revenue
            Bonds, 5.85% (Wesley Health System)/(FHA
            INS), 8/1/2026                                    AAA       527,872
            ---------------------------------------------
    100,000 New York State Dormitory Authority, Revenue
            Bonds, 6.00% (Colgate University)/(MBIA
            INS)/(Original Issue Yield: 5.25%), 7/1/2016      AAA       114,762
            ---------------------------------------------
  1,000,000 New York State Dormitory Authority, Revenue
            Bonds, 6.05% (Lutheran Center at
            Poughkeepsie)/(Key Bank of New York
            LOC)/(Original Issue Yield: 6.08%), 7/1/2026      NR      1,093,130
            ---------------------------------------------
  2,000,000 New York State Dormitory Authority, Revenue
            Bonds, 7.50%, 5/15/2013                           A-      2,574,000
            ---------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED
 --------------------------------------------------------
            NEW YORK--CONTINUED
            ---------------------------------------------
 $   15,000 New York State Dormitory Authority, Revenue
            Bonds, 7.85% (FHA INS)/(Original Issue Yield:
            7.85%), 2/1/2029                                  AAA   $    15,430
            ---------------------------------------------
    135,000 New York State Dormitory Authority, Revenue
            Refunding Bonds, 7.15% (R & J Jewish
            Geriatric Center)/(FHA INS), 8/1/2014             AAA       155,890
            ---------------------------------------------
     45,000 New York State Energy Research & Development
            Authority, Revenue Bonds (Series A), 7.50%
            (Consolidated Edison Co.)/(Original Issue
            Yield: 7.64%), 7/1/2025 (AMT)                     A+         46,598
            ---------------------------------------------
  1,000,000 New York State Environmental Facilities
            Corp., Refunding Notes (Series F), 5.25%,
            6/15/2014                                         A+      1,045,580
            ---------------------------------------------
  2,625,000 New York State Environmental Facilities
            Corp., Solid Waste Disposal Revenue Bonds
            (Series A), 5.70% (Occidental Petroleum
            Corp.)/(Original Issue Yield: 5.75%),
            9/1/2028/(AMT)                                    BBB     2,673,195
            ---------------------------------------------
     25,000 New York State HFA, (Series A), 6.90%,
            8/15/2007/(AMT)                                   NR         26,980
            ---------------------------------------------
    260,000 New York State HFA, Hospital & Nursing Home
            Project, 5.90% (Original Issue Yield: 5.93%),
            11/1/2006                                         BBB       263,268
            ---------------------------------------------
    100,000 New York State HFA, Revenue Refunding Bonds,
            7.90% (United States Treasury COL), 11/1/2006     AAA       119,484
            ---------------------------------------------
    320,000 New York State HFA, Revenue Refunding Bonds,
            8.00% (Original Issue Yield: 8.08%),
            11/1/2008                                        BBB+       347,747
            ---------------------------------------------
  1,000,000 New York State HFA, Service Contract
            Obligation Revenue Bonds (Series A), 6.25%
            (Original Issue Yield: 6.35%), 9/15/2010         BBB+     1,117,480
            ---------------------------------------------
     30,000 New York State Medical Care Facilities
            Finance Agency, Hospital & Nursing Home
            Revenue Bonds (Series B), 6.00% (Buffalo
            General Hospital)/(FHA INS)/(Original Issue
            Yield: 6.22%), 8/15/2014                          AAA        32,090
            ---------------------------------------------
    320,000 New York State Medical Care Facilities
            Finance Agency, Revenue Bonds, 5.55%
            (Original Issue Yield: 5.60%), 2/15/2001          A-        320,458
            ---------------------------------------------
    100,000 New York State Medical Care Facilities
            Finance Agency, Revenue Bonds, 7.00%,
            8/15/2003                                         A-        108,993
            ---------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED
 --------------------------------------------------------
            NEW YORK--CONTINUED
            ---------------------------------------------
 $  235,000 New York State Medical Care Facilities
            Finance Agency, Revenue Bonds, 7.60% (FHA
            INS), 2/15/2029                                   AA    $   242,447
            ---------------------------------------------
  1,000,000 New York State Medical Care Facilities
            Finance Agency, Series A Revenue Bonds, 5.88%
            (Mercy Medical Center)/(Natwest Bancorp
            LOC)/(Original Issue Yield: 6.00%), 11/1/2015     AA-     1,073,840
            ---------------------------------------------
     90,000 New York State Mortgage Agency, Revenue
            Bonds, 7.45% (FHA INS), 10/1/2010                 NR         93,395
            ---------------------------------------------
     20,000 New York State Mortgage Agency, Revenue
            Refunding Bonds, 6.88% (MGIC INS), 4/1/2014       NR         20,040
            ---------------------------------------------
    415,000 New York State, GO UT Refunding Bonds, 9.88%
            (Original Issue Yield: 7.30%), 11/15/2005          A        559,652
            ---------------------------------------------
  1,000,000 New York State, GO UT, 12.00% (Original Issue
            Yield: 7.60%), 11/15/2003                          A      1,363,330
            ---------------------------------------------
    450,000 New York State, GO UT, 9.88% (Original Issue
            Yield: 7.60%), 11/15/2004                          A        589,194
            ---------------------------------------------
     25,000 Newburgh, NY, GO UT, 6.40%, 4/15/2008             NR         29,331
            ---------------------------------------------
    235,000 Niagara County, NY, GO UT Bonds (Series A),
            5.25% (MBIA INS), 8/15/2012                       AAA       250,331
            ---------------------------------------------
    175,000 Niagara County, NY, GO UT, 7.10% (MBIA INS),
            2/15/2010                                         AAA       218,685
            ---------------------------------------------
     25,000 Niagara Falls, NY Bridge Commission, Series
            B, 5.25% (FGIC INS)/(Original Issue Yield:
            5.35%), 10/1/2015                                 AAA        26,607
            ---------------------------------------------
     20,000 Niagara Frontier Transportation Authority,
            Revenue Bonds, 6.00% (Greater Buffalo
            International Airport)/(AMBAC INS)/(Original
            Issue Yield: 6.15%), 4/1/2007/(AMT)               AAA        22,032
            ---------------------------------------------
     25,000 Niagara Wheatfield, NY Central School
            District, School Improvements, 7.30%
            (Original Issue Yield: 7.35%), 5/15/2007          NR         30,432
            ---------------------------------------------
     50,000 North Tonawanda, NY, GO UT Bonds, 6.05% (FGIC
            INS), 10/1/2006                                   AAA        57,098
            ---------------------------------------------
     25,000 Nyack, NY Unified Free School District, GO
            UT, 5.20% (AMBAC INS), 6/15/2004                  AAA        26,776
            ---------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED
 --------------------------------------------------------
            NEW YORK--CONTINUED
            ---------------------------------------------
 $  400,000 Oneida, NY Health Care Corp. , Revenue Bonds
            (Series A), 7.20% (FHA INS), 8/1/2031              A    $   433,568
            ---------------------------------------------
    185,000 Onondaga County, NY IDA, Revenue Bonds, 6.63%
            (Anheuser-Busch Cos., Inc.)/(Original Issue
            Yield: 6.70%), 8/1/2006                           A+        213,973
            ---------------------------------------------
     50,000 Ontario County, NY, GO UT, 5.50% (Original
            Issue Yield: 5.65%), 5/15/2011                    NR         55,589
            ---------------------------------------------
     25,000 Orchard Park, NY Central School District, GO
            UT, 6.50% (FGIC INS)/(Original Issue Yield:
            6.25%), 6/1/2002                                  AAA        27,214
            ---------------------------------------------
     25,000 Ossining Village, NY, 8.10% (FGIC INS),
            7/15/2001                                         AAA        27,845
            ---------------------------------------------
     40,000 Otsego County, NY, GO UT, 6.63% (AMBAC INS),
            12/1/2005                                         AAA        46,704
            ---------------------------------------------
     50,000 Penfield, NY Central School District, GO UT,
            5.20% (Original Issue Yield: 5.40%),
            6/15/2010                                         AAA        53,639
            ---------------------------------------------
     25,000 Perry Central School District, NY, GO UT,
            5.10% (MBIA INS), 6/15/2001                       AAA        26,019
            ---------------------------------------------
    100,000 Port Authority of New York and New Jersey,
            Revenue Refunding Bonds, 7.13% (Original
            Issue Yield: 7.28%), 6/1/2025                     AA-       106,323
            ---------------------------------------------
     25,000 Putnam County, NY, 7.10%, 8/15/2002               NR         28,086
            ---------------------------------------------
    175,000 Riverton Housing Corp., Revenue Bonds, 6.65%
            (FHA INS), 8/1/2024                               AA        199,357
            ---------------------------------------------
     15,000 Rochester, NY, GO UT, 6.00% (Original Issue
            Yield: 6.40%), 8/1/2001                           AA         15,928
            ---------------------------------------------
     50,000 Rockland County, NY, GO UT, 7.00% (MBIA
            INS)/(Original Issue Yield: 7.10%), 4/1/2008      AAA        61,168
            ---------------------------------------------
     20,000 Saugerties, NY, GO UT, 5.38% (FSA
            INS)/(Original Issue Yield: 5.70%), 6/15/2015     NR         21,580
            ---------------------------------------------
    660,000 Schenectady, NY Municipal Housing Authority,
            Revenue Bonds, 6.40% (Annie Schaffer Senior
            Center, Inc.)/(Original Issue Yield: 6.40%),
            5/1/2014                                          NR        704,814
            ---------------------------------------------
     40,000 Silver Creek, NY Central School District, GO
            UT, 6.60% (AMBAC INS)/(Original Issue Yield:
            6.60%), 5/15/2005                                 AAA        46,194
            ---------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED
 --------------------------------------------------------
            NEW YORK--CONTINUED
            ---------------------------------------------
 $   10,000 Spackenkill, NY Unified Free School District,
            GO UT, 6.13%, 9/15/2014                           NR    $    11,636
            ---------------------------------------------
     25,000 Spencerport, NY Central School District, GO
            UT, 6.00% (MBIA INS)/(Original Issue Yield:
            6.05%), 6/15/2006                                 AAA        28,354
            ---------------------------------------------
     10,000 Springville, NY, GO UT Refunding Bonds,
            7.90%, 8/1/2003                                   NR         11,661
            ---------------------------------------------
     70,000 Sweet Home Central School District NY, GO UT,
            5.60% (AMBAC INS)/(Original Issue Yield:
            5.70%), 1/15/2008                                 AAA        78,180
            ---------------------------------------------
  1,475,000 Syracuse, NY Senior Citizens Housing Corp.,
            Series A, 6.13% (East Hill Village
            Apartments), 11/1/2010                            A-      1,584,666
            ---------------------------------------------
  1,000,000 Tompkins County, NY IDA, Revenue Bonds, 6.05%
            (Ithacare Center Project)/(FHA INS), 2/1/2017     AAA     1,088,120
            ---------------------------------------------
     65,000 Tompkins County, NY, GO UT (Series B), 5.63%
            (Original Issue Yield: 5.80%), 9/15/2013          NR         70,841
            ---------------------------------------------
    290,000 Tompkins, NY Health Care Corp., 10.80% (FHA
            INS), 2/1/2028                                     A        383,774
            ---------------------------------------------
    200,000 Triborough Bridge & Tunnel Authority, NY,
            Refunding Revenue Bonds, 6.75% (Original
            Issue Yield: 6.82%), 1/1/2009                     A+        241,198
            ---------------------------------------------
  3,000,000 Triborough Bridge & Tunnel Authority, NY,
            Revenue Bonds, 5.20% (Original Issue Yield:
            5.55%), 1/1/2022                                  A+      3,043,590
            ---------------------------------------------
    150,000 Triborough Bridge & Tunnel Authority, NY,
            Special Obligation Revenue Bonds (Series A),
            6.63% (MBIA INS)/(Original Issue Yield:
            6.86%), 1/1/2017                                  AAA       161,255
            ---------------------------------------------
     50,000 Union Endicott, NY Central School District,
            GO UT (Series A), 5.50% (FSA INS)/(Original
            Issue Yield: 5.55%), 7/15/2010                    AAA        54,495
            ---------------------------------------------
     50,000 Victor, NY Central Schol District, GO UT,
            6.40% (FGIC INS)/(Original Issue Yield:
            6.55%), 11/15/2006                                AAA        58,388
            ---------------------------------------------
     50,000 Victor, NY, 7.20% (Original Issue Yield:
            7.20%), 12/15/2005                                NR         59,222
            ---------------------------------------------
     35,000 Wallkill, NY Central School District, GO UT,
            5.75%, 7/15/2014                                  NR         39,318
            ---------------------------------------------
     15,000 Warwick Valley, NY Central School District,
            GO UT, 6.55% (FGIC INS)/(Original Issue
            Yield: 6.70%), 6/1/2008                           AAA        17,934
            ---------------------------------------------


VISION NEW YORK MUNICIPAL INCOME FUND
-------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE
 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED
 --------------------------------------------------------
            NEW YORK--CONTINUED
            ---------------------------------------------
 $   30,000 Webster, NY Central School District, GO UT,
            6.25% (AMBAC INS)/(Original Issue Yield:
            6.20%), 6/15/2003                                 AAA   $    33,102
            ---------------------------------------------
     50,000 West Seneca, NY Central School District, GO
            UT, 5.63% (FGIC INS)/(Original Issue Yield:
            5.70%), 6/15/2011                                 AAA        55,436
            ---------------------------------------------
     25,000 West Seneca, NY, GO UT, 6.65% (MBIA
            INS)/(Original Issue Yield: 6.80%), 6/1/2005      AAA        28,966
            ---------------------------------------------
     25,000 Westchester County, NY, GO UT , 6.70%
            (Original Issue Yield: 6.75%), 11/1/2007          AAA        30,093
            ---------------------------------------------
     65,000 Williamsville, NY Central School District, GO
            UT, 6.50% (MBIA INS)/(Original Issue Yield:
            6.80%), 12/1/2010                                 AAA        78,469
            ---------------------------------------------           -----------
            Total                                                    45,922,396
            ---------------------------------------------           -----------
            PUERTO RICO--3.2%
            ---------------------------------------------
    165,000 (a) Puerto Rico Industrial, Medical &
            Environmental PCA, Industrial Improvement
            Revenue Bonds, 6.50% (Abbott Laboratories),
            7/1/2009                                          NR        165,980
            ---------------------------------------------
     25,000 Puerto Rico Industrial, Medical &
            Environmental PCA, Revenue Bonds, 5.10%
            (American Home Products Corp.)/(Original
            Issue Yield: 5.30%), 12/1/2018                    NR         24,797
            ---------------------------------------------
     50,000 Puerto Rico Industrial, Medical &
            Environmental PCA, Revenue Bonds, 7.50%
            (Upjohn Co.), 12/1/2023                           AA-        51,671
            ---------------------------------------------
  1,200,000 (b) Puerto Rico Industrial, Medical &
            Environmental PCA, Series A, 6.75% (Motorola,
            Inc.), 1/1/2014                                   AA-     1,320,636
            ---------------------------------------------           -----------
            Total                                                     1,563,084
            ---------------------------------------------           -----------
            TOTAL INVESTMENTS (IDENTIFIED COST
             $45,620,391)(C)                                        $47,485,480
            ---------------------------------------------           -----------

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

    At October 31, 1998, 19.5% of the total investments at market value were subject to alternative minimum tax.

(a) Denotes a private placement security. At October 31, 1998, these securities amounted to $191,068 which represents 0.4% of total net assets.


VISION NEW YORK MUNICIPAL INCOME FUND
-------------------------------------------------------------------------------

(b) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At October 31, 1998, these securities amounted to $1,320,636 which represents 2.7% of net assets.

(c) The cost of investments for federal tax purposes amounts to $45,620,391. The net unrealized appreciation of investments on a federal tax basis amounts to $1,865,089 which is comprised of $1,879,844 appreciation and $14,755 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($48,208,768) at October 31, 1998.

The following acronym(s) are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
COL--Collateralized
FGIC--Financial Guaranty Insurance Company
FHA--Federal Housing Administration
FSA--Financial Security Assurance
GO--General Obligation
HFA--Housing Finance Authority
HUD--Housing and Urban Development
IDA--Industrial Development Authority
INS--Insured
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance
MGIC--Mortgage Guaranty Insurance Corporation
PCA--Pollution Control Authority
PRF--Prerefunded
UT--Unlimited Tax
VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)


VISION EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                VALUE
 --------- ---------------------------------------   -----------
 COMMON STOCKS--93.0%
 -------------------------------------------------
           AEROSPACE & DEFENSE--2.0%
           ---------------------------------------
    20,700 Allied-Signal, Inc.                       $   806,006
           ---------------------------------------   -----------
           AUTOS--5.3%
           ---------------------------------------
    19,400 Ford Motor Co.                              1,052,450
           ---------------------------------------
    16,800 General Motors Corp.                        1,059,450
           ---------------------------------------   -----------
           Total                                       2,111,900
           ---------------------------------------   -----------
           CHEMICALS--3.3%
           ---------------------------------------
    15,300 Air Products & Chemicals, Inc.                577,575
           ---------------------------------------
     7,700 Dow Chemical Co.                              720,912
           ---------------------------------------   -----------
           Total                                       1,298,487
           ---------------------------------------   -----------
           CONSUMER CYCLICAL--2.5%
           ---------------------------------------
    30,700 Carnival Corp., Class A                       993,912
           ---------------------------------------   -----------
           DIVERSIFIED--2.4%
           ---------------------------------------
    10,800 General Electric Co.                          945,000
           ---------------------------------------   -----------
           ELECTRONIC EQUIPMENT--4.7%
           ---------------------------------------
    19,400 Harris Corp.                                  680,212
           ---------------------------------------
    21,900 Pitney Bowes, Inc.                          1,205,869
           ---------------------------------------   -----------
           Total                                       1,886,081
           ---------------------------------------   -----------
           FINANCIAL SERVICES--12.7%
           ---------------------------------------
     5,114 Associates First Capital Corp., Class A       360,537
           ---------------------------------------
     8,700 Bankers Trust New York Corp.                  546,469
           ---------------------------------------
    18,400 Comerica, Inc.                              1,186,800
           ---------------------------------------
    16,900 Federal National Mortgage Association       1,196,731
           ---------------------------------------
    26,000 Fleet Financial Group, Inc.                 1,038,375
           ---------------------------------------
     7,600 J.P. Morgan & Co., Inc.                       716,300
           ---------------------------------------   -----------
           Total                                       5,045,212
           ---------------------------------------   -----------


VISION EQUITY INCOME FUND
--------------------------------------------------------------------------------

  SHARES                                           VALUE
 --------- ----------------------------------   -----------
 COMMON STOCKS--CONTINUED
 --------------------------------------------
           INSURANCE--9.7%
           ----------------------------------
    12,450 American International Group, Inc.   $ 1,061,362
           ----------------------------------
     2,300 General RE Corp.                         505,281
           ----------------------------------
    18,750 Jefferson-Pilot Corp.                  1,139,062
           ----------------------------------
    26,500 Reliastar Financial Corp.              1,161,031
           ----------------------------------   -----------
           Total                                  3,866,736
           ----------------------------------   -----------
           MANUFACTURING--7.9%
           ----------------------------------
    15,100 Cooper Industries, Inc.                  666,288
           ----------------------------------
    27,600 Premark International, Inc.              874,575
           ----------------------------------
    29,060 Sonoco Products Co.                      824,577
           ----------------------------------
    15,100 Whirlpool Corp.                          773,875
           ----------------------------------   -----------
           Total                                  3,139,315
           ----------------------------------   -----------
           OIL--10.2%
           ----------------------------------
    18,300 Ashland, Inc.                            880,688
           ----------------------------------
     9,900 Atlantic Richfield Co.                   681,863
           ----------------------------------
    10,900 Chevron Corp.                            888,350
           ----------------------------------
    10,700 Exxon Corp.                              762,375
           ----------------------------------
    11,400 Mobil Corp.                              862,838
           ----------------------------------   -----------
           Total                                  4,076,114
           ----------------------------------   -----------
           PHARMACEUTICALS--2.6%
           ----------------------------------
     7,700 Merck & Co., Inc.                      1,041,425
           ----------------------------------   -----------
           RAW MATERIALS--1.7%
           ----------------------------------
    15,300 Union Camp Corp.                         657,900
           ----------------------------------   -----------
           RETAIL--3.7%
           ----------------------------------
    12,600 Penney (J.C.) Co., Inc.                  598,500
           ----------------------------------
    21,300 V.F. Corp.                               890,606
           ----------------------------------   -----------
           Total                                  1,489,106
           ----------------------------------   -----------
           SERVICES--2.4%
           ----------------------------------
    10,700 McGraw-Hill Cos., Inc.                   962,331
           ----------------------------------   -----------


VISION EQUITY INCOME FUND
-------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                            VALUE
 ---------- ---------------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 --------------------------------------------------------------
            TECHNOLOGY--1.5%
            ---------------------------------------------------
     12,200 Avnet, Inc.                                           $   606,950
            ---------------------------------------------------   -----------
            TELECOMMUNICATIONS--8.3%
            ---------------------------------------------------
     21,400 AT&T Corp.                                              1,332,150
            ---------------------------------------------------
     23,100 Bell Atlantic Corp.                                     1,227,188
            ---------------------------------------------------
     13,000 GTE Corp.                                                 762,938
            ---------------------------------------------------   -----------
            Total                                                   3,322,276
            ---------------------------------------------------   -----------
            UTILITIES-ELECTRIC--12.1%
            ---------------------------------------------------
     22,900 Carolina Power & Light Co.                              1,050,538
            ---------------------------------------------------
     35,250 DPL, Inc.                                                 667,547
            ---------------------------------------------------
     37,300 FirstEnergy Corp.                                       1,119,000
            ---------------------------------------------------
     38,000 Houston Industries, Inc.                                1,180,375
            ---------------------------------------------------
     16,700 New Century Energies, Inc.                                806,819
            ---------------------------------------------------   -----------
            Total                                                   4,824,279
            ---------------------------------------------------   -----------
            TOTAL COMMON STOCKS (IDENTIFIED COST $36,493,673)      37,073,030
            ---------------------------------------------------   -----------
 MUTUAL FUND SHARES--4.1%
 --------------------------------------------------------------
     20,028 SSGA US Government Money Market Fund, Series A             20,028
            ---------------------------------------------------
  1,600,506 SSGA Money Market Fund                                  1,600,506
            ---------------------------------------------------   -----------
            TOTAL MUTUAL FUND SHARES (AT NET ASSET VALUE)           1,620,534
            ---------------------------------------------------   -----------
 COMMERCIAL PAPER--2.5%
 --------------------------------------------------------------
 $1,000,000 Associates Corp. of North America , 5.450%, 11/4/98
            (AT AMORTIZED COST)                                     1,000,000
            ---------------------------------------------------   -----------
            TOTAL INVESTMENTS (IDENTIFIED COST $39,114,207)(A)    $39,693,564
            ---------------------------------------------------   -----------

(a) The cost of investments for federal tax purposes amounts to $39,114,207. The net unrealized appreciation of investments on a federal tax basis amounts to $579,357 which is comprised of $2,959,686 appreciation and $2,380,329 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($39,870,402) at October 31, 1998.

(See Notes which are an integral part of the Financial Statements)


VISION GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                VALUE
 --------- ---------------------------------------   -----------
 COMMON STOCKS--95.3%
 -------------------------------------------------
           AUTOS--3.5%
           ---------------------------------------
    74,775 Borg-Warner Automotive, Inc.              $ 3,505,078
           ---------------------------------------   -----------
           CHEMICALS--0.7%
           ---------------------------------------
    26,700 Lubrizol Corp.                                744,263
           ---------------------------------------   -----------
           CONSUMER CYCLICAL--3.3%
           ---------------------------------------
    66,375 Tandy Corp.                                 3,289,711
           ---------------------------------------   -----------
           CONSUMER NON-CYCLICAL-3.9%
           ---------------------------------------
   411,650 (a)Sunterra Corp.                           3,910,675
           ---------------------------------------   -----------
           ELECTRICAL EQUIPMENT--3.8%
           ---------------------------------------
    82,350 (a)Jabil Circuit, Inc.                      3,813,834
           ---------------------------------------   -----------
           ELECTRONIC EQUIPMENT--5.8%
           ---------------------------------------
   279,700 (a)CHS Electronics, Inc.                    2,727,075
           ---------------------------------------
   206,900 (a)Vishay Intertechnology, Inc.             3,129,363
           ---------------------------------------   -----------
           Total                                       5,856,438
           ---------------------------------------   -----------
           ELECTRONIC TECHNOLOGY--2.3%
           ---------------------------------------
   150,450 (a)LSI Logic Corp.                          2,275,556
           ---------------------------------------   -----------
           ENERGY--7.5%
           ---------------------------------------
   148,050 Baker Hughes, Inc.                          3,266,353
           ---------------------------------------
   113,650 (a)Nabors Industries, Inc.                  2,102,525
           ---------------------------------------
    44,325 New Century Energies, Inc.                  2,141,452
           ---------------------------------------   -----------
           Total                                       7,510,330
           ---------------------------------------   -----------
           FINANCE--2.7%
           ---------------------------------------
    74,150 BankBoston Corp.                            2,729,647
           ---------------------------------------   -----------
           FINANCIAL SERVICES--14.4%
           ---------------------------------------
    41,550 Bankers Trust New York Corp.                2,609,859
           ---------------------------------------
    52,450 Hartford Financial Services Group, Inc.     2,786,406
           ---------------------------------------


VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

  SHARES                                                 VALUE
 --------- ----------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 --------------------------------------------------
           FINANCIAL SERVICES--CONTINUED
           ----------------------------------------
     5,200 INMC Mortgage Holdings, Inc.               $    56,875
           ----------------------------------------
    75,200 PaineWebber Group, Inc.                      2,514,500
           ----------------------------------------
   223,450 Reliance Group Holdings, Inc.                3,114,334
           ----------------------------------------
    78,575 Reliastar Financial Corp.                    3,442,567
           ----------------------------------------   -----------
           Total                                       14,524,541
           ----------------------------------------   -----------
           HEALTHCARE--7.7%
           ----------------------------------------
   195,004 (a)Healthsouth Corp.                         2,364,424
           ----------------------------------------
   247,450 (a)Genesis Health Ventures, Inc.             3,340,575
           ----------------------------------------
    72,600 Mallinckrodt, Inc.                           2,069,100
           ----------------------------------------   -----------
           Total                                        7,774,099
           ----------------------------------------   -----------
           INSURANCE--2.3%
           ----------------------------------------
   123,300 Old Republic International Corp.             2,342,700
           ----------------------------------------   -----------
           PAPER--5.6%
           ----------------------------------------
    72,900 Bowater, Inc.                                2,975,231
           ----------------------------------------
    66,900 Fort James Corp.                             2,696,906
           ----------------------------------------   -----------
           Total                                        5,672,137
           ----------------------------------------   -----------
           RETAIL--5.4%
           ----------------------------------------
    37,000 (a)Corporate Express, Inc.                     432,438
           ----------------------------------------
   185,200 (a)General Nutrition Cos., Inc.              2,696,975
           ----------------------------------------
   257,900 (a)Officemax, Inc.                           2,353,338
           ----------------------------------------   -----------
           Total                                        5,482,751
           ----------------------------------------   -----------
           SERVICES--8.9%
           ----------------------------------------
   239,075 Hollinger International Publishing, Inc.     3,107,975
           ----------------------------------------
   190,000 (a)Modis Professional Services, Inc.         3,348,749
           ----------------------------------------
     9,400 Spieker Properties, Inc.                       324,300
           ----------------------------------------
   134,675 U.S. Industries, Inc.                        2,196,886
           ----------------------------------------   -----------
           Total                                        8,977,910
           ----------------------------------------   -----------


VISION GROWTH AND INCOME FUND
-------------------------------------------------------------------------------

  SHARES                                                           VALUE
 --------- --------------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ------------------------------------------------------------
           STEEL--4.0%
           --------------------------------------------------
   226,000 Pohang Iron and Steel Co. Ltd., ADR                  $ 4,068,000
           --------------------------------------------------   -----------
           TECHNOLOGY--13.5%
           --------------------------------------------------
    46,331 (a)Cisco Systems, Inc.                                 2,918,822
           --------------------------------------------------
   149,700 (a)Oracle Corp.                                        4,425,506
           --------------------------------------------------
    52,200 (a)Sanmina Corp.                                       2,140,200
           --------------------------------------------------
    70,200 (a)Sun Microsystems, Inc.                              4,089,150
           --------------------------------------------------   -----------
           Total                                                 13,573,678
           --------------------------------------------------   -----------
           TOTAL COMMON STOCKS (IDENTIFIED COST $95,446,998)     96,051,348
           --------------------------------------------------   -----------
           MUTUAL FUND SHARES--2.4%
           --------------------------------------------------
       718 SSGA US Government Money Market Fund, Series A               718
           --------------------------------------------------
 2,368,354 SSGA Money Market Fund                                 2,368,354
           --------------------------------------------------   -----------
           TOTAL MUTUAL FUND SHARES (AT NET ASSET VALUE)          2,369,072
           --------------------------------------------------   -----------
           TOTAL INVESTMENTS (IDENTIFIED COST $97,816,070)(B)   $98,420,420
           --------------------------------------------------   -----------

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $97,816,070. The net unrealized appreciation of investments on a federal tax basis amounts to $604,350 which is comprised of $13,038,436 appreciation and $12,434,086 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($100,742,604) at October 31, 1998.

The following acronym(s) are used throughout this portfolio:

ADR--American Depository Receipt

(See Notes which are an integral part of the Financial Statements)


VISION CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                           VALUE
 --------- ----------------------------------   -----------
 COMMON STOCKS--86.3%
 --------------------------------------------
           CAPITAL EQUIPMENT & SERVICES--2.8%
           ----------------------------------
    42,700 (a)Jacobs Engineering Group, Inc.    $ 1,393,087
           ----------------------------------   -----------
           CONSUMER CYCLICAL--2.2%
           ----------------------------------
    78,500 (a)CompUSA, Inc.                       1,089,187
           ----------------------------------   -----------
           CONSTRUCTION SERVICES--3.3%
           ----------------------------------
    68,100 (a)Mastec, Inc.                        1,621,631
           ----------------------------------   -----------
           CONSUMER DURABLES--2.6%
           ----------------------------------
    25,600 Maytag Corp.                           1,265,600
           ----------------------------------   -----------
           CONSUMER NON-DURABLES--10.5%
           ----------------------------------
    79,050 Flowers Industries, Inc.               1,620,525
           ----------------------------------
   143,500 Food Lion, Inc., Class A               1,578,500
           ----------------------------------
    55,350 (a)Nautica Enterprise, Inc.            1,145,053
           ----------------------------------
    37,600 (a)Twinlab Corp.                         834,250
           ----------------------------------   -----------
           Total                                  5,178,328
           ----------------------------------   -----------
           ELECTRONIC TECHNOLOGY--5.3%
           ----------------------------------
    57,700 (a)Photronic Labs, Inc.                1,258,581
           ----------------------------------
    55,400 (a)VWR Scientific Products Corp.       1,346,913
           ----------------------------------   -----------
           Total                                  2,605,494
           ----------------------------------   -----------
           ENERGY--4.9%
           ----------------------------------
    41,600 Diamond Offshore Drilling, Inc.        1,276,600
           ----------------------------------
    41,400 Tosco Corp.                            1,161,787
           ----------------------------------   -----------
           Total                                  2,438,387
           ----------------------------------   -----------
           FINANCIAL SERVICES--12.0%
           ----------------------------------
    56,900 Amsouth Bancorporation                 2,279,556
           ----------------------------------
    61,600 (a)Golden State Bancorp, Inc.          1,181,950
           ----------------------------------


VISION CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

  SHARES                                             VALUE
 --------- ------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ----------------------------------------------
           FINANCIAL SERVICES--CONTINUED
           ------------------------------------
    39,300 PaineWebber Group, Inc.                $ 1,314,094
           ------------------------------------
    82,300 Reliance Group Holdings, Inc.            1,147,056
           ------------------------------------   -----------
           Total                                    5,922,656
           ------------------------------------   -----------
           HEALTHCARE--9.3%
           ------------------------------------
    30,600 (a)Barr Laboratories, Inc.               1,046,138
           ------------------------------------
    20,100 Bergen Brunswig Corp., Class A             981,131
           ------------------------------------
    57,200 (a)Total Renal Care Holdings, Inc.       1,401,400
           ------------------------------------
    21,900 (a)Watson Pharmaceuticals, Inc.          1,218,187
           ------------------------------------   -----------
           Total                                    4,646,856
           ------------------------------------   -----------
           PRODUCER MANUFACTURING--2.0%
           ------------------------------------
    46,800 (a)U.S. Filter Corp.                       991,575
           ------------------------------------   -----------
           RETAIL TRADE--9.6%
           ------------------------------------
    33,600 (a)Borders Group, Inc.                     852,600
           ------------------------------------
    27,100 Lowe's Cos., Inc.                          912,931
           ------------------------------------
    31,300 Ross Stores, Inc.                        1,017,250
           ------------------------------------
    60,600 (a)Staples, Inc.                         1,977,075
           ------------------------------------   -----------
           Total                                    4,759,856
           ------------------------------------   -----------
           SERVICES--7.8%
           ------------------------------------
    46,600 Computer Task Group, Inc.                1,427,125
           ------------------------------------
    80,900 (a)Modis Professional Services, Inc.     1,425,863
           ------------------------------------
    35,700 Royal Caribbean Cruises, Ltd.              995,138
           ------------------------------------   -----------
           Total                                    3,848,126
           ------------------------------------   -----------
           TECHNOLOGY--11.5%
           ------------------------------------
    27,900 (a)3Com Corp.                            1,006,144
           ------------------------------------
    36,000 (a)ADC Telecommunications, Inc.            828,000
           ------------------------------------
    73,800 (a)Apex PC Solutions, Inc.               1,928,025
           ------------------------------------
    27,300 (a)Lexmark Intl. Group, Class A          1,909,294
           ------------------------------------   -----------
           Total                                    5,671,463
           ------------------------------------   -----------


VISION CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
   AMOUNT                                                              VALUE
 ---------- -----------------------------------------------------   -----------
 COMMON STOCKS--CONTINUED
 ----------------------------------------------------------------
            TRANSPORTATION--2.5%
            -----------------------------------------------------
     37,700 Comair Holdings, Inc.                                   $ 1,239,388
            -----------------------------------------------------   -----------
            TOTAL COMMON STOCKS (IDENTIFIED COST $43,898,583)        42,671,634
            -----------------------------------------------------   -----------
 WARRANTS--2.2%
 ----------------------------------------------------------------
    226,600 Golden State Bancorp, Inc., Exp. TBA (IDENTIFIED COST
            $954,512)                                                 1,104,675
            -----------------------------------------------------   -----------
 COMMERCIAL PAPER--6.1%
 ----------------------------------------------------------------
 $1,500,000 Commercial Credit Co., 4.950%, 11/2/98                    1,500,000
            -----------------------------------------------------
  1,500,000 General Electric Capital Corp., 4.900%, 11/2/98           1,500,000
            -----------------------------------------------------   -----------
            TOTAL COMMERCIAL PAPER (AT AMORTIZED COST)                3,000,000
            -----------------------------------------------------   -----------
 MUTUAL FUND SHARES--6.5%
 ----------------------------------------------------------------
  1,037,208 SSGA US Government Money Market Fund, Series A            1,037,208
            -----------------------------------------------------
  2,185,700 SSGA Money Market Fund                                    2,185,700
            -----------------------------------------------------   -----------
            TOTAL MUTUAL FUND SHARES (AT NET ASSET VALUE)             3,222,908
            -----------------------------------------------------   -----------
            TOTAL INVESTMENTS (IDENTIFIED COST $51,076,003)(B)      $49,999,217
            -----------------------------------------------------   -----------

(a)Non-income producing security.

(b)The cost of investments for federal tax purposes amounts to $51,076,003. The net unrealized depreciation of investments on a federal tax basis amounts to $(1,076,786) which is comprised of $4,334,831 appreciation and $5,411,617 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($49,463,958) at October 31, 1998.

(See Notes which are an integral part of the Financial Statements)


VISION EQUITY AND INCOME FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                             U.S.
                          GOVERNMENT     NEW YORK       EQUITY        GROWTH AND       CAPITAL
                          SECURITIES     MUNICIPAL      INCOME          INCOME       APPRECIATION
                             FUND       INCOME FUND      FUND            FUND            FUND
------------------------  -----------   -----------   -----------    ------------    ------------
ASSETS:
------------------------
Investments in securi-
ties, at value            $60,915,069   $47,485,480   $39,693,564     $98,420,420    $49,999,217
------------------------  -----------   -----------   -----------    ------------    -----------
Cash                               --         3,369            --              --             --
------------------------
Income receivable           1,174,107       835,455        71,223          81,333         20,095
------------------------
Receivable for shares
sold                          134,604        63,932     1,128,151         187,909        113,527
------------------------
Receivable for invest-
ments sold                  3,345,109            --            --       2,783,566        538,532
------------------------
Deferred organizational
costs                              --            --           192              --         10,465
------------------------
Other assets                       --            50            --              --             --
------------------------  -----------   -----------   -----------    ------------    -----------
 Total assets              65,568,889    48,388,286    40,893,130     101,473,228     50,681,836
------------------------  -----------   -----------   -----------    ------------    -----------
LIABILITIES:
------------------------
Income distribution pay-
able                          307,249       170,734           203              70             --
------------------------
Payable for investments
purchased                   3,443,998            --            --         489,613      1,109,020
------------------------
Payable to Bank                    --            --       998,500         222,891        105,387
------------------------
Payable for shares re-
deemed                             --            --            --           2,500             --
------------------------
Accrued expenses               14,718         8,784        24,025          15,550          3,471
------------------------  -----------   -----------   -----------    ------------    -----------
 Total liabilities          3,765,965       179,518     1,022,728         730,624      1,217,878
------------------------  -----------   -----------   -----------    ------------    -----------
NET ASSETS                $61,802,924   $48,208,768   $39,870,402    $100,742,604    $49,463,958
------------------------  -----------   -----------   -----------    ------------    -----------
NET ASSETS CONSISTS OF:
------------------------
Paid in capital           $60,213,247   $45,926,059   $39,485,732    $100,312,570    $53,072,629
------------------------
Net unrealized apprecia-
tion (depreciation)
of investments              1,528,398     1,865,089       579,357         604,350     (1,076,786)
------------------------
Accumulated net realized
gain (loss) on invest-
ments                         112,377       417,620      (262,198)       (183,109)    (2,349,558)
------------------------
Accumulated undistrib-
uted net investment in-
come/ (Distributions in
excess of net investment
income)                       (51,098)           --        67,511           8,793       (182,327)
------------------------  -----------   -----------   -----------    ------------    -----------
 Total Net Assets         $61,802,924   $48,208,768   $39,870,402    $100,742,604    $49,463,958
------------------------  -----------   -----------   -----------    ------------    -----------
NET ASSET VALUE, Offer-
ing Price and Redemption
Proceeds Per Share:
------------------------
Net Asset Value and Re-
demption Proceeds
Per Share                       $9.81        $10.68        $10.76          $12.37         $11.05
------------------------  -----------   -----------   -----------    ------------    -----------
Offering Price Per
Share*                         $10.27**      $11.18**      $11.39***       $13.09***      $11.69***
------------------------  -----------   -----------   -----------    ------------    -----------
SHARES OUTSTANDING:         6,297,489     4,515,631     3,704,661       8,142,475      4,474,502
------------------------  -----------   -----------   -----------    ------------    -----------
Investments, at identi-
fied cost                 $59,386,671   $45,620,391   $39,114,207     $97,816,070    $51,076,003
------------------------  -----------   -----------   -----------    ------------    -----------
Investments, at tax cost  $59,386,671   $45,620,391   $39,114,207     $97,816,070    $51,076,003
------------------------  -----------   -----------   -----------    ------------    -----------

  *See "What Fund Shares Cost" in the Prospectus.
 **Computation of offering price per share 100/95.5 of net asset value. ***Computation of offering price per share 100/94.5 of net asset value. (See Notes which are an integral part of the Financial Statements)


VISION EQUITY AND INCOME FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                          U.S. GOVERNMENT  NEW YORK      EQUITY      GROWTH AND     CAPITAL
                            SECURITIES     MUNICIPAL     INCOME        INCOME     APPRECIATION
                               FUND       INCOME FUND     FUND          FUND          FUND
------------------------  --------------- -----------  -----------  ------------  ------------
INVESTMENT INCOME:
------------------------
Dividends                   $       --    $       --   $   450,193  $    778,593  $    116,498
------------------------
Interest                     2,041,778     1,199,461        51,666        63,680        93,878
------------------------    ----------    ----------   -----------  ------------  ------------
 TOTAL INVESTMENT
  INCOME                     2,041,778     1,199,461       501,859       842,273       210,376
------------------------
EXPENSES:
------------------------
Investment advisory fee        205,061       162,047       129,102       411,079       240,533
------------------------
Administrative personnel
and services fee                38,915        30,758        24,515        78,135        37,654
------------------------
Custodian fees                   4,524           231         3,482         2,192         3,170
------------------------
Transfer and dividend
disbursing agent fees
and expenses                     2,504         7,697         1,953        26,152        10,256
------------------------
Directors' fees                    835           220           174         2,192           869
------------------------
Auditing fees                    5,007         6,380         9,227         5,481         2,798
------------------------
Legal fees                       1,391         1,329         2,089         1,096         1,677
------------------------
Portfolio accounting
fees                             2,503           231            --           548           283
------------------------
Shareholder services
fees                                --            --            --       146,814        70,745
------------------------
Share registration costs         9,623        11,640        10,794        10,962         8,626
------------------------
Printing and postage             5,007         5,282         3,656         4,933         7,632
------------------------
Taxes                            2,781           890         1,218         4,933         1,333
------------------------
Insurance premiums                 556           890           870         1,096           283
------------------------
Miscellaneous                    3,894         6,831            57         9,865         6,844
------------------------    ----------    ----------   -----------  ------------  ------------
 TOTAL EXPENSES                282,601       234,426       187,137       705,478       392,703
------------------------    ----------    ----------   -----------  ------------  ------------
WAIVERS--
------------------------
Waiver of investment ad-
visory fee                     (13,908)      (43,916)           --            --            --
------------------------    ----------    ----------   -----------  ------------  ------------
 TOTAL WAIVERS                 (13,908)      (43,916)           --            --            --
------------------------    ----------    ----------   -----------  ------------  ------------
 NET EXPENSES                  268,693       190,510       187,137       705,478       392,703
------------------------    ----------    ----------   -----------  ------------  ------------
   NET INVESTMENT
    INCOME/
    (NET OPERATING LOSS)    $1,773,085    $1,008,951   $   314,722  $    136,795  $   (182,327)
------------------------    ----------    ----------   -----------  ------------  ------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVEST-
MENTS:
------------------------
Net realized gain (loss)
on investments                 798,490       337,443      (297,631)   (7,978,215)   (4,009,088)
------------------------
Net change in unrealized
appreciation
(depreciation) of in-
vestments                      431,850       750,362    (1,941,353)  (24,846,489)  (12,835,770)
------------------------    ----------    ----------   -----------  ------------  ------------
 Net realized and
 unrealized gain (loss)
 on investments              1,230,340     1,087,805    (2,238,984)  (32,824,704)  (16,844,858)
------------------------    ----------    ----------   -----------  ------------  ------------
   Change in net assets
   resulting from opera-
   tions                    $3,003,425    $2,096,756   $(1,924,262) $(32,687,909) $(17,027,185)
------------------------    ----------    ----------   -----------  ------------  ------------

(See Notes which are an integral part of the Financial Statements)


VISION EQUITY AND INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                     U.S. GOVERNMENT            NEW YORK MUNICIPAL
                                     SECURITIES FUND                INCOME FUND
                                 ------------------------     ------------------------
                                 SIX MONTHS                   SIX MONTHS
                                    ENDED                        ENDED
                                 OCTOBER 31,  YEAR ENDED      OCTOBER 31,  YEAR ENDED
                                    1998       APRIL 30,         1998       APRIL 30,
                                 (UNAUDITED)     1998         (UNAUDITED)     1998
-------------------------------  -----------  -----------     -----------  -----------
INCREASE (DECREASE) IN NET
ASSETS:
-------------------------------
OPERATIONS--
-------------------------------
 Net investment income           $ 1,773,085  $ 3,407,651     $ 1,008,951  $ 1,733,125
-------------------------------
 Net realized gain in
 investments                         798,490      335,832         337,443      400,518
-------------------------------
 Net change in unrealized
 appreciation of investments         431,850    1,401,949         750,362      919,002
-------------------------------  -----------  -----------     -----------  -----------  ---
  Change in net assets
   resulting from operations       3,003,425    5,145,432       2,096,756    3,052,645
-------------------------------  -----------  -----------     -----------  -----------  ---
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------
 Distributions from net
 investment income                (1,773,085)  (3,407,651)     (1,008,951)  (1,735,765)
-------------------------------
 Distributions in excess of net
 investment income                        --      (75,412)(a)          --           --
-------------------------------
 Distributions from net
 realized gains                           --           --              --     (150,071)
-------------------------------  -----------  -----------     -----------  -----------  ---
  Change in net assets
  resulting from
  distributions to shareholders   (1,773,085)  (3,483,063)     (1,008,951)  (1,885,836)
-------------------------------  -----------  -----------     -----------  -----------  ---
SHARE TRANSACTIONS--
-------------------------------
 Proceeds from sales of shares    14,094,550   23,612,425       6,195,433   11,968,960
-------------------------------
 Net asset value of shares
 issued to shareholders
 in payment of distributions
 declared                            796,634    1,983,653         698,118    1,370,147
-------------------------------
 Cost of shares redeemed          (8,240,428) (17,821,660)     (3,228,265)  (6,530,024)
-------------------------------  -----------  -----------     -----------  -----------  ---
  Change in net assets
  resulting from share
  transactions                     6,650,756    7,774,418       3,665,286    6,809,083
-------------------------------  -----------  -----------     -----------  -----------  ---
   Change in net assets            7,881,096    9,436,787       4,753,091    7,975,892
-------------------------------
NET ASSETS:
-------------------------------
 Beginning of period              53,921,828   44,485,041      43,455,677   35,479,785
-------------------------------  -----------  -----------     -----------  -----------
 End of period                   $61,802,924  $53,921,828     $48,208,768  $43,455,677
-------------------------------  -----------  -----------     -----------  -----------
 Net gain as computed for
 federal tax purposes            $   798,490  $   474,215     $   337,433  $   400,518
-------------------------------  -----------  -----------     -----------  -----------

(a) Distributions are in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

(See Notes which are an integral part of the Financial Statements)


VISION EQUITY AND INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      EQUITY INCOME            GROWTH AND INCOME
                                          FUND                       FUND
                                 ------------------------  --------------------------
                                 SIX MONTHS                 SIX MONTHS
                                    ENDED                     ENDED
                                 OCTOBER 31,    PERIOD     OCTOBER 31,    YEAR ENDED
                                    1998      ENDED APRIL      1998       APRIL 30,
                                 (UNAUDITED)  30, 1998(A)  (UNAUDITED)       1998
-------------------------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
ASSETS:
-------------------------------
OPERATIONS--
-------------------------------
 Net investment income           $   314,722  $   169,441  $    136,795  $    902,367
-------------------------------
 Net realized gain (loss) in
 investments                        (297,631)      35,433    (7,978,215)   13,984,928
-------------------------------
 Net change in unrealized
 appreciation
 (depreciation) of investments    (1,941,353)   2,520,710   (24,846,489)   21,896,866
-------------------------------  -----------  -----------  ------------  ------------  ---
  Change in net assets
   resulting from operations      (1,924,262)   2,725,584   (32,687,909)   36,784,161
-------------------------------  -----------  -----------  ------------  ------------  ---
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------
 Distributions from net
 investment income                  (276,239)    (140,413)     (382,519)     (757,244)
-------------------------------
 Distributions from net
 realized gains                           --           --            --   (24,819,846)
-------------------------------  -----------  -----------  ------------  ------------  ---
  Change in net assets
  resulting from
  distributions to shareholders     (276,239)    (140,413)     (382,519)  (25,577,090)
-------------------------------  -----------  -----------  ------------  ------------  ---
SHARE TRANSACTIONS--
-------------------------------
 Proceeds from sales of shares    23,175,102   35,322,334    10,788,067    42,968,234
-------------------------------
 Net asset value of shares
 issued to shareholders
 in payment of distributions
 declared                            138,662       90,671       312,153    19,837,767
-------------------------------
 Cost of shares redeemed         (18,645,786)    (595,251)  (20,691,255)  (44,699,312)
-------------------------------  -----------  -----------  ------------  ------------  ---
  Change in net assets
  resulting from share
  transactions                     4,667,978   34,817,754    (9,591,035)   18,106,689
-------------------------------  -----------  -----------  ------------  ------------  ---
   Change in net assets            2,467,477   37,402,925   (42,661,463)   29,313,760
-------------------------------
NET ASSETS:
-------------------------------
 Beginning of period              37,402,925  $        --   143,404,067   114,090,307
-------------------------------  -----------  -----------  ------------  ------------
 End of period                   $39,870,402  $37,402,925  $100,742,604  $143,404,067
-------------------------------  -----------  -----------  ------------  ------------
 Undistributed net investment
 income included
 in net assets at end of period  $    67,511  $    29,028  $      8,793  $    254,517
-------------------------------  -----------  -----------  ------------  ------------
 Net gain (loss) as computed
 for federal tax purposes        $  (297,631) $    35,433  $ (7,978,215) $ 14,013,086
-------------------------------  -----------  -----------  ------------  ------------

(a) For the period from September 26, 1997 (date of initial public investment) to April 30, 1998.

(See Notes which are an integral part of the Financial Statements)


VISION EQUITY AND INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   CAPITAL APPRECIATION
                                                           FUND
                                                 -------------------------
                                                  SIX MONTHS
                                                    ENDED
                                                 OCTOBER 31,   YEAR ENDED
                                                     1998       APRIL 30,
                                                 (UNAUDITED)      1998
------------------------------------------------ ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------
OPERATIONS--
------------------------------------------------
 Net operating loss                              $   (182,327) $  (340,531)
------------------------------------------------
 Net realized gain (loss) in investments           (4,009,088)   4,792,594
------------------------------------------------
 Net change in unrealized appreciation
 (depreciation) of investments                    (12,835,770)  11,433,260
------------------------------------------------ ------------  -----------  ---
  Change in net assets resulting from operations  (17,027,185)  15,885,323
------------------------------------------------ ------------  -----------  ---
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------
 Distributions from net realized gains                     --   (3,397,390)
------------------------------------------------ ------------  -----------  ---
  Change in net assets resulting from
  distributions to shareholders                            --   (3,397,390)
------------------------------------------------ ------------  -----------  ---
SHARE TRANSACTIONS--
------------------------------------------------
 Proceeds from sales of shares                     13,325,175   33,555,464
------------------------------------------------
 Net asset value of shares issued to
 shareholders
 in payment of distributions declared                     120    2,836,886
------------------------------------------------
 Cost of shares redeemed                          (21,928,766)  (7,226,185)
------------------------------------------------ ------------  -----------  ---
  Change in net assets resulting from share
  transactions                                     (8,603,471)  29,166,165
------------------------------------------------ ------------  -----------  ---
   Change in net assets                           (25,630,656)  41,654,098
------------------------------------------------
NET ASSETS:
------------------------------------------------
 Beginning of period                               75,094,614   33,440,516
------------------------------------------------ ------------  -----------
 End of period                                   $ 49,463,958  $75,094,614
------------------------------------------------ ------------  -----------
 Net gain (loss) as computed for federal tax
 purposes                                        $ (4,009,088) $ 4,795,280
------------------------------------------------ ------------  -----------

(See Notes which are an integral part of the Financial Statements)





                      [This Page Intentionally Left Blank]




VISION EQUITY AND INCOME FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        NET       NET REALIZED                           DISTRIBUTIONS
           NET ASSET INVESTMENT       AND                  DISTRIBUTIONS IN EXCESS OF  DISTRIBUTIONS
  YEAR      VALUE,     INCOME      UNREALIZED   TOTAL FROM   FROM NET         NET        FROM NET
  ENDED    BEGINNING (OPERATING  GAIN (LOSS) ON INVESTMENT  INVESTMENT    INVESTMENT     REALIZED        TOTAL
APRIL 30,  OF PERIOD   LOSS)      INVESTMENTS   OPERATIONS    INCOME        INCOME         GAINS     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES
FUND
1994(a)     $10.00      0.34         (0.75)       (0.41)       (0.34)           --            --         (0.34)
1995        $ 9.25      0.56         (0.16)        0.40        (0.56)           --            --         (0.56)
1996        $ 9.09      0.52          0.22         0.74        (0.52)           --            --         (0.52)
1997        $ 9.31      0.58         (0.03)        0.55        (0.58)           --            --         (0.58)
1998        $ 9.28      0.60          0.34         0.94        (0.60)        (0.01)(i)        --         (0.61)
1998(j)     $ 9.61      0.30          0.20         0.50        (0.30)           --            --         (0.30)
NEW YORK MUNICIPAL INCOME FUND
1994(a)     $10.00      0.20         (0.39)       (0.19)       (0.20)           --            --         (0.20)
1995        $ 9.61      0.46          0.06         0.52        (0.46)           --            --         (0.46)
1996        $ 9.67      0.46          0.23         0.69        (0.46)           --            --         (0.46)
1997        $ 9.90      0.48          0.18         0.66        (0.48)           --            --         (0.48)
1998        $10.08      0.46          0.38         0.84        (0.46)           --         (0.04)        (0.50)
1998(j)     $10.42      0.23          0.26         0.49        (0.23)           --            --         (0.23)
EQUITY INCOME FUND
1998(g)     $ 9.99      0.08          1.47         1.55        (0.07)           --            --         (0.07)
1998(j)     $11.47      0.09         (0.72)       (0.63)       (0.08)           --            --         (0.08)
GROWTH AND INCOME FUND
1994(e)     $10.00      0.07         (0.08)       (0.01)       (0.06)           --            --         (0.06)
1995        $ 9.93      0.21          0.43         0.64        (0.22)           --            --         (0.22)
1996        $10.35      0.13          2.98         3.11        (0.11)           --            --         (0.11)
1997        $13.35      0.13          2.35         2.48        (0.13)           --         (0.59)        (0.72)
1998        $15.11      0.11          4.34         4.45        (0.09)           --         (3.34)        (3.43)
1998(j)     $16.13      0.02         (3.73)       (3.71)       (0.05)           --            --         (0.05)
CAPITAL APPRECIATION FUND
1997(f)     $10.00      0.02(h)       1.35         1.37        (0.02)        (0.03)(i)     (0.06)        (0.11)
1998        $11.26     (0.07)         4.44         4.37           --            --         (0.86)        (0.86)
1998(j)     $14.77     (0.05)        (3.67)       (3.72)          --            --            --            --
------------------------------------------------------------------------------------------------------------------

(a) Reflects operations for the period from September 22, 1993 (date of initial public investment) to April 30, 1994.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) Computed on an annualized basis.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(e) Reflects operations for the period from November 29, 1993 (date of initial public investment) to April 30, 1994.
(f) Reflects operations for the period from July 3, 1996 (date of initial public investment) to April 30, 1997.
(g) Reflects operations for the period from September 26, 1997 (date of initial public investment) to April 30, 1998.
(h) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(i) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.
(j) For the six-months ended October 31, 1998 (unaudited).

(See Notes which are an integral part of the Financial Statements)




--------------------------------------------------------------------------------

                           RATIOS TO AVERAGE NET ASSETS
                       -----------------------------------------
                                      NET
                                  INVESTMENT                      NET ASSETS
NET ASSET                           INCOME          EXPENSE           END
VALUE, END    TOTAL                (OPERATING       WAIVER/        OF PERIOD   PORTFOLIO
OF PERIOD   RETURN(B)  EXPENSES      LOSS)      REIMBURSEMENT(D) (000 OMITTED) TURNOVER
----------------------------------------------------------------------------------------
  $ 9.25      (4.23%)    0.00%(c)     6.11%(c)        1.86%(c)     $ 24,468       320%
  $ 9.09       4.59%     0.43%        6.20%           1.01%        $ 29,573        78%
  $ 9.31       8.10%     1.16%        5.41%           0.17%        $ 34,492       132%
  $ 9.28       6.05%     1.11%        6.23%           0.20%        $ 44,485       121%
  $ 9.61      10.42%     1.03%        6.30%           0.09%        $ 53,922        70%
  $ 9.81       5.23%     0.92%(c)     6.05%(c)        0.05%(c)     $ 61,803        33%
  $ 9.61      (1.22%)    0.00%(c)     4.79%(c)        1.78%(c)     $ 25,225        21%
  $ 9.67       5.58%     0.40%        4.80%           1.12%        $ 27,346        51%
  $ 9.90       7.18%     1.04%        4.60%           0.34%        $ 32,621       113%
  $10.08       6.76%     1.01%        4.74%           0.38%        $ 35,480        79%
  $10.42       8.37%     0.96%        4.35%           0.31%        $ 43,456        45%
  $10.68       4.76%     0.82%(c)     4.36%(c)        0.19%(c)     $ 48,209        28%
  $11.47      15.51%     1.08%(c)     1.41%(c)        0.52%(c)     $ 37,403        11%
  $10.76      (5.45%)    1.01%(c)     1.71%(c)          --         $ 39,870        23%
  $ 9.93      (0.12%)    0.00%(c)     2.24%(c)        2.15%(c)     $ 22,944        27%
  $10.35       6.61%     0.47%        2.16%           0.96%        $ 39,358        79%
  $13.35      30.18%     1.16%        1.09%             --         $ 65,119        77%
  $15.11      18.61%     1.14%        0.87%             --         $114,090       134%
  $16.13      31.40%     1.21%        0.65%             --         $143,404        88%
  $12.37     (23.04%)    1.20%(c)     0.23%(c)          --         $100,743        84%
  $11.26      13.97%     0.88%(c)     0.18%(c)        0.96%(c)     $ 33,440        41%
  $14.77      40.07%     1.50%       (0.64%)          0.01%        $ 75,095        86%
  $11.05     (25.19%)    1.39%(c)    (0.64%)(c)         --         $ 49,464        55%
----------------------------------------------------------------------------------------


VISION EQUITY AND INCOME FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION

Vision Group of Funds, Inc. (the "Corporation") is registered under the In-vestment Company Act of 1940, as amended (the "Act"), as an open-end manage-ment investment company. The Corporation consists of eight portfolios (indi-vidually referred to as the "Fund", or collectively as the "Funds"). The following Funds are presented herein:

              PORTFOLIO NAME                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------
  Vision U.S. Government Securities Fund    Current income by investing primarily in
  ("U.S. Government Securities Fund") (d)   securities that are guaranteed for
                                            payment of principal and interest by the
                                            U.S. Government, its agencies or
                                            instrumentalities. Capital appreciation
                                            is a secondary investment consideration.
-------------------------------------------------------------------------------------
  Vision New York Municipal Income Fund     Current income which is exempt from
  ("New York Municipal Income Fund") (n)    federal regular income tax, and the
                                            personal income taxes imposed by the
                                            State of New York and New York
                                            municipalities and is consistent with
                                            preservation of capital.
-------------------------------------------------------------------------------------
  Vision Equity Income Fund ("Equity        Current income.
  Income Fund")(d)
-------------------------------------------------------------------------------------
  Vision Growth and Income Fund ("Growth    Long-term growth of capital and income.
  and Income Fund") (d)
-------------------------------------------------------------------------------------
  Vision Capital Appreciation Fund          Long-term capital appreciation by
  ("Capital Appreciation Fund") (d)         investing in a diversified portfolio
                                            consisting primarily of common stocks
                                            that the adviser believes offer
                                            opportunity for growth of capital.


(d) Diversified

(n) Non-diversified

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is lim-ited to the portfolio in which shares are held.



VISION EQUITY AND INCOME FUNDS
-------------------------------------------------------------------------------
(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. Government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Investments in other open-end regulated investment companies are valued at net asset value.

  REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  At April 30, 1998 the following funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund's taxable income arising from future net realized gain on


VISION EQUITY AND INCOME FUNDS
-------------------------------------------------------------------------------
  investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below:

                                     CAPITAL LOSS
                                    CARRYFORWARD TO
   FUND                             EXPIRE IN 2005
   ----                             ---------------
   U.S. Government Securities Fund     $500,175

  Net realized capital losses on U.S. Government Securities Fund of $185,935 attributable to security transactions incurred after October 31, 1997, are treated as arising on the first day of the Fund's next taxable year (May 1, 1998).

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds' pricing committee.



VISION EQUITY AND INCOME FUNDS
-------------------------------------------------------------------------------
  Additional information on each restricted security held at October 31, 1998 is as follows:

  NEW YORK MUNICIPAL INCOME FUND

                                                        ACQUISITION ACQUISITION
   SECURITY                                                DATE        COST
   --------                                             ----------- -----------
   Puerto Rico Industrial, Medical & Environmental PCA   1/24/1997  $1,296,828

  OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At October 31, 1998, there were 1,000,000,000 shares of $0.001 par value capi-tal stock authorized with respect to each Fund. Transactions in capital stock were as follows:

                            U.S. GOVERNMENT       NEW YORK MUNICIPAL
                            SECURITIES FUND           INCOME FUND        EQUITY INCOME FUND
                         ----------------------  ---------------------  ----------------------
                         SIX MONTHS     YEAR     SIX MONTHS    YEAR     SIX MONTHS    PERIOD
                            ENDED      ENDED        ENDED      ENDED       ENDED       ENDED
                         OCTOBER 31, APRIL 30,   OCTOBER 31, APRIL 30,  OCTOBER 31,  APRIL 30,
                            1998        1998        1998       1998        1998       1998(A)
-----------------------  ----------- ----------  ----------- ---------  -----------  ---------
Shares sold               1,450,600   2,474,532    594,886   1,147,398   2,089,564   3,309,512
-----------------------
Shares issued to
shareholders in payment
of distributions
declared                     81,746     207,650     54,862     131,036      13,197       8,251
-----------------------
Shares redeemed            (847,878) (1,860,431)  (304,809)   (626,243) (1,658,762)    (57,101)
-----------------------   ---------  ----------   --------   ---------  ----------   ---------
 Net change resulting
 from share
 transactions               684,468     821,751    344,939     652,191     443,999   3,260,662
-----------------------   ---------  ----------   --------   ---------  ----------   ---------


VISION EQUITY AND INCOME FUNDS
-------------------------------------------------------------------------------

                                  GROWTH AND                CAPITAL
                                 INCOME FUND           APPRECIATION FUND
                            -----------------------  ----------------------
                            SIX MONTHS      YEAR     SIX MONTHS     YEAR
                               ENDED       ENDED        ENDED       ENDED
                            OCTOBER 31,  APRIL 30,   OCTOBER 31,  APRIL 30,
                               1998         1998        1998        1998
--------------------------  -----------  ----------  -----------  ---------
Shares sold                    772,821    2,600,661   1,042,366   2,401,323
--------------------------
Shares issued to
shareholders in payment of
distributions declared          23,790    1,327,720           9     223,026
--------------------------
Shares redeemed             (1,545,364)  (2,585,548) (1,653,404)   (509,464)
--------------------------  ----------   ----------  ----------   ---------
 Net change resulting from
 share transactions           (748,753)   1,342,833    (611,029)  2,114,885
--------------------------  ----------   ----------  ----------   ---------

(a) For the period from September 26, 1997 (date of initial public investment) to April 30, 1998.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Manufacturers and Traders Trust Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual in-vestment advisory fee based on a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee or reimburse other operating expenses. The Adviser can modify or ter-minate this voluntary waiver or reimbursement at any time at its sole discre-tion.

                                                                        ANNUAL
 FUND                                                                    RATE
 ----                                                                   ------
 U.S. Government Securities Fund                                        0.70%
 New York Municipal Income Fund                                         0.70%
 Equity Income Fund                                                     0.70%
 Growth and Income Fund                                                 0.70%
 Capital Appreciation Fund                                              0.85%

ADMINISTRATIVE, TRANSFER AND DIVIDEND DISBURSING AGENT AND FUND ACCOUNTING FEE--Federated Services Company ("FServ") provides the Funds with certain ad-ministrative personnel and fund accounting services. FServ through its subsid-iary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Corporation for the period. FServ may vol-untarily choose to waive a portion of its fee. Fserv can modify or terminate this voluntary waiver at any time at its sole discretion.

DISTRIBUTION SERVICES FEE--The Corporation has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the terms of the Plan, each Fund


VISION EQUITY AND INCOME FUNDS
-------------------------------------------------------------------------------
will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds' shares. The Plan provides that each Fund may incur dis-tribution expenses up to 0.25 % of the average daily net assets of the Fund, annually, to compensate FSC. The Funds did not pay or accrue distribution fees during the six months ended October 31, 1998.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Manufacturers and Traders Trust Company, the Funds will pay Manufacturers and Traders Trust Company up to 0.25% of average daily net assets of the Funds for the period. The fee paid to Manufacturers and Traders Trust Company is used to finance certain services for shareholders and to maintain shareholder accounts.

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by Fed-erated Administrative Services ("FAS"). Each Fund has reimbursed FAS for these expenses. These expenses have been deferred and are being amortized over the five year period following each Fund's effective date. For the six months ended October 31, 1998, the following amounts were expensed by each fund:

                                                          AMOUNT AMORTIZED
                                      EXPENSES OF     FOR THE SIX MONTHS ENDED
                                  ORGANIZING THE FUND     OCTOBER 31, 1998
                                  ------------------- ------------------------
U.S. Government Securities Fund*        $21,313                $2,207
New York Municipal Income Fund*         $27,242                $2,201
Equity Income Fund                      $   253                $   61
Growth and Income Fund*                 $18,626                $1,542
Capital Appreciation Fund               $19,915                $5,615

--------
* At October 31, 1998, U.S. Government Securities Fund, New York Municipal Income Fund and Growth and Income Fund have fully amortized their organizational expenses.

GENERAL--Certain of the Officers of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 1998, were as follows:

FUND                              PURCHASES     SALES
----                             ----------- ------------
U.S. Government Securities Fund  $24,760,435 $ 18,983,858
New York Municipal Income Fund   $16,444,209 $ 12,647,985
Equity Income Fund               $11,225,067 $  8,004,373
Growth and Income Fund           $94,473,965 $101,148,572
Capital Appreciation Fund        $29,852,889 $ 42,645,460


VISION EQUITY AND INCOME FUNDS
-------------------------------------------------------------------------------

(6) CONCENTRATION OF CREDIT RISK

Since New York Municipal Income Fund invests a substantial portion of its as-sets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-ex-empt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 36.6% of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not ex-ceed 6.2% of total market value of investments.

(7) YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Funds could be adversely af-fected if the computer systems used by the Funds' service providers do not properly process and calculate date-related information and data from and af-ter January 1, 2000. The Funds' Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Funds' other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.


DIRECTORS                             OFFICERS
--------------------------------------------------------------------------------

Randall I. Benderson                  Edward C. Gonzales
                                       President and Treasurer

Joseph J. Castiglia                   Beth S. Broderick
                                       Vice President and Assistant Treasurer

Daniel R. Gernatt, Jr.                Victor R. Siclari
                                       Secretary

George K. Hambleton, Jr.              C. Todd Gibson
                                       Assistant Secretary




SHARES OF THE VISION FUNDS ARE NOT FDIC INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, MANUFACTURERS AND TRADERS TRUST COMPANY ("M&T BANK"), AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.





--------------------------------------------------------------------------------
                                     VISION
                                U.S. Government
                                Securities Fund
                 Seeks current income by investing primarily in
                 securities that are guaranteed for payment of
                 principal and interest by the U.S. government,
                 its agencies or instrumentalities (Fund shares
                        themselves are not guaranteed).
--------------------------------------------------------------------------------

                                     VISION
                               New York Municipal
                                  Income Fund
                      Seeks current income that is exempt
                        from federal, New York State and
                       New York City income taxes,* as is
                    consistent with preservation of capital.
--------------------------------------------------------------------------------

                                     VISION
                               Equity Income Fund
    Seeks to provide current income by investing in a diversified portfolio consisting primarily of income- producing equity securities of domestic companies (common and preferred stock and convertible securities). Capital appreciation is a secondary investment consideration.
--------------------------------------------------------------------------------

                                     VISION
                             Growth and Income Fund
   Seeks to provide long-term growth of capital and income by investing in a diversified portfolio consisting primarily of equity securities (common stock and convertible securities) and debt securities (bonds and notes).
--------------------------------------------------------------------------------

                                     VISION
                           Capital Appreciation Fund
      Seeks to produce long-term capital appreciation, primarily through a diversified portfolio of mid-capitalization stocks selected for their ability to appreciate in value.
--------------------------------------------------------------------------------

                                     VISION
                               Money Market Fund
                    Seeks current income with liquidity and
                  stability of principal by investing in high-
                      quality money market instruments.**
--------------------------------------------------------------------------------

                                     VISION
                                 Treasury Money
                                  Market Fund
                    Seeks current income with liquidity and
               stability of principal by investing in short-term
             U.S. Treasury obligations, which are fully guaranteed
                     for payment of principal and interest
                           by the U.S. government.**
--------------------------------------------------------------------------------

                                     VISION
                               New York Tax-Free
                               Money Market Fund
               Seeks a high level of current interest income that
                   is exempt from federal, New York State and
                    New York City income taxes,* as well as
                    liquidity and stability of principal.**
--------------------------------------------------------------------------------
 * Some income may be subject to the federal alternative minimum tax.
** An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

                For more complete information about any of the
                     Vision Funds, contact (800) 836-2211
                 for a prospectus. Please read the prospectus
                          carefully before investing.

PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report of the VISION money market funds for the six-month period ended October 31, 1998. It contains complete financial information--including a list of portfolio holdings--for VISION Money Market Fund, VISION Treasury Money Market Fund, and VISION New York Tax-Free Money Market Fund.

Each VISION money market fund gives you a convenient way to keep your ready cash working every day. You also have easy access to your money, and a high degree of safety.* The following highlights summarize fund activity for the six-month reporting period.

VISION MONEY MARKET FUND, a diversified portfolio of corporate and U.S. gov-ernment money market securities, paid dividends totaling $0.02 per share to Class A Shares investors and $0.02 per share to Class S Shares investors. As-sets reached $830 million at the end of the period.

VISION TREASURY MONEY MARKET FUND, which invests exclusively in U.S. Treasury securities and repurchase agreements collateralized by such securities, paid dividends totaling $0.02 per share to Class A Shares investors and $0.02 per share to Class S Shares investors. Assets totaled $510 million at the end of the period.

VISION NEW YORK TAX-FREE MONEY MARKET FUND, a portfolio of New York municipal money market securities, paid double-tax-free dividends (triple-tax-free divi-dends to New York City residents) totaling $0.01 per share.** Assets totaled $113 million at the end of the period.

Thank you for participating in the daily earning power of the VISION money market funds. We'll continue to keep you up to date on your investment, and provide your account with the highest level of service.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales
President
December 15, 1998

*An investment in the funds is neither insured nor guaranteed by the Federal
 Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
**Income may be subject to the federal alternative minimum tax.


SHAREHOLDER MEETING RESULTS
-------------------------------------------------------------------------------

A Special Meeting of Shareholders of Vision New York Tax-Free Money Market Fund (the "Fund") was held on August 21, 1998. On July 8, 1998, the record date for shareholders voting at the meeting, there were 101,519,338 total out-standing shares. The following items were considered and approved by share-holders. The results of their voting were as follows:

AGENDA ITEM 1: To approve or disapprove a Subadvisory Agreement among Vision Group of Funds, Inc. (the "Corporation"), Manufacturers and Traders Trust Com-pany ("M&T Bank"), and Federated Investment Counseling, on behalf of the Fund.

SHARES VOTED                       SHARES VOTED                                            SHARES
    FOR                              AGAINST                                              ABSTAINED
---------------------------------------------------------------------------------------------------
 59,584,199                          144,660                                               178,486

AGENDA ITEM 2: To approve or disapprove a new Investment Advisory Contract be-tween M&T Bank and the Fund.

SHARES VOTED                       SHARES VOTED                                            SHARES
    FOR                              AGAINST                                              ABSTAINED
---------------------------------------------------------------------------------------------------
 59,685,974                           42,885                                               178,486

AGENDA ITEM 3: To approve or disapprove proposed revisions to the Fund's fun-damental investment policies on selling short and buying on margin, on issuing senior securities and borrowing money, on pledging securities, on commodities, commodity contracts or real estate, on underwriting, on diversification of in-vestments and on concentration of investments, each as set forth in the Proxy Statement.

                                          SHARES VOTED SHARES VOTED  SHARES
INVESTMENT POLICY                             FOR        AGAINST    ABSTAINED
-----------------------------------------------------------------------------
Selling short and buying on margin         59,477,589    295,700     134,057
Issuing senior securities and borrowing
 money                                     59,495,842    277,612     133,892
Pledging securities                        59,456,645    316,809     133,892
Commodities, commodity contracts or real
 estate                                    59,457,348    315,941     134,057
Underwriting                               59,475,086    253,609     178,651
Diversification of investments             59,535,286    238,168     133,892
Concentration of investments               59,485,153    288,301     133,892


AGENDA ITEM 4: To approve or disapprove amending and changing from fundamental to non- fundamental investment policies the Fund's ability to invest in the securities of other investment companies, the Fund's ability to invest in il-liquid securities and restricted securities, the Fund's investment policies regarding temporary investments, the Fund's investment policies regarding when-issued and delayed delivery transactions, the Fund's investment policies regarding credit enhancement, the Fund's investment policies regarding dealing in puts and calls, the Fund's investment policies regarding purchasing securi-ties to exercise control, and the Fund's investment policy regarding credit guidelines, each as set forth in the Proxy Statement.

                                           SHARES VOTED SHARES VOTED  SHARES
INVESTMENT POLICY                              FOR        AGAINST    ABSTAINED
------------------------------------------------------------------------------
Invest in the securities of other
 investment companies                       59,527,499    245,955     133,892
Invest in illiquid securities and
 restricted securities                      59,435,243    338,046     134,057
Temporary investments                       59,414,465    296,213     196,667
When-issued and delayed delivery
 transactions                               59,398,457    312,057     196,832
Credit enhancement                          59,459,408    251,106     196,832
Dealing in puts and calls                   59,398,621    356,651     152,073
Purchasing securities to exercise control   59,398,621    312,057     196,667
Credit guidelines                           59,404,150    314,294     188,902

AGENDA ITEM 5: To approve or disapprove the deletion of the Fund's fundamental policies on investing in new issuers, on investing in issuers whose securities are owned by officers and Directors of the Corporation, and on voting securities and revenue bonds, each as set forth in the Proxy Statement.

                                           SHARES VOTED SHARES VOTED  SHARES
INVESTMENT POLICY                              FOR        AGAINST    ABSTAINED
------------------------------------------------------------------------------
Investing in new issuers                    59,414,401    314,294     178,651
Investing in issuers whose securities are
 owned by officers and Directors of the
 Corporation                                59,431,119    342,334     133,892
Voting securities and revenue bonds         59,456,854    271,841     178,651


VISION MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 (A) CORPORATE OBLIGATIONS--77.0%
 ---------------------------------------------------------------
             AUTOS--12.0%
             ---------------------------------------------------
 $35,000,000 Daimler Benz North America Corp., 5.580%, 11/6/1998   $ 34,973,264
             ---------------------------------------------------
  35,000,000 Ford Motor Credit Corp., 5.199%, 1/26/1999              34,572,747
             ---------------------------------------------------
  30,000,000 General Motors Acceptance Corp., 5.598%, 11/17/1998     29,926,800
             ---------------------------------------------------   ------------
             Total                                                   99,472,811
             ---------------------------------------------------   ------------
             BANKING--4.1%
             ---------------------------------------------------
  35,000,000 Commerzbank U.S. Finance, Inc., 4.803%, 4/19/1999       34,229,407
             ---------------------------------------------------   ------------
             CHEMICALS--4.1%
             ---------------------------------------------------
  35,000,000 Du Pont (E.I.) de Nemours & Co., 4.804%, 4/26/1999      34,197,489
             ---------------------------------------------------   ------------
             CONSUMER BASICS--3.6%
             ---------------------------------------------------
  30,000,000 (b)Colgate-Palmolive Co., (Series C), 5.686%,
             8/25/1999                                               29,980,837
             ---------------------------------------------------   ------------
             DIVERSIFIED--3.0%
             ---------------------------------------------------
  25,000,000 General Electric Capital Corp., 5.065%, 3/15/1999       24,538,444
             ---------------------------------------------------   ------------
             FARM EQUIPMENT & LEASING--4.2%
             ---------------------------------------------------
  35,000,000 Deere (John) Capital Corp., 5.581%, 11/13/1998          34,936,067
             ---------------------------------------------------   ------------
             FINANCIAL RECEIVABLES--4.2%
             ---------------------------------------------------
  35,000,000 Apreco, Inc., 5.184%, 2/11/1999                         34,494,250
             ---------------------------------------------------   ------------
             FINANCIAL RETAIL--15.0%
             ---------------------------------------------------
  30,000,000 American Express Credit Corp., 5.252%, 11/6/1998        29,978,250
             ---------------------------------------------------
  25,000,000 (b)Associates Corp. of North America, 5.233%,
             12/1/1998                                               25,000,000
             ---------------------------------------------------
  35,000,000 Commercial Credit Co., 5.293%, 11/12/1998               34,943,640
             ---------------------------------------------------
  35,000,000 IBM Credit Corp., 5.167%, 1/4/1999                      34,682,667
             ---------------------------------------------------   ------------
             Total                                                  124,604,557
             ---------------------------------------------------   ------------
             FINANCIAL SERVICES--2.9%
             ---------------------------------------------------
  24,400,000 (b)Morgan Stanley, Dean Witter & Co., 5.788%,
             4/27/1999                                               24,400,000
             ---------------------------------------------------   ------------


VISION MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                            VALUE
 ----------- --------------------------------------------------   ------------
 (A) CORPORATE OBLIGATIONS--CONTINUED
 --------------------------------------------------------------
             FOOD & BEVERAGE--3.6%
             --------------------------------------------------
 $30,200,000 PepsiCo, Inc., 5.537%, 11/2/1998                     $ 30,195,403
             --------------------------------------------------   ------------
             INSURANCE--11.3%
             --------------------------------------------------
  25,000,000 American General Finance Corp., 5.298%, 12/21/1998     24,818,403
             --------------------------------------------------
  40,000,000 Prudential Funding Corp., 4.950%, 2/24/1999            39,377,722
             --------------------------------------------------
  30,000,000 Transamerica Finance Corp., 5.485%, 12/8/1998          29,833,192
             --------------------------------------------------   ------------
             Total                                                  94,029,317
             --------------------------------------------------   ------------
             OIL--9.0%
             --------------------------------------------------
  40,000,000 Chevron U.S.A., Inc., 5.073%, 11/30/1998               39,837,278
             --------------------------------------------------
  35,000,000 Texaco, Inc., 5.547%, 11/23/1998                       34,883,003
             --------------------------------------------------   ------------
             Total                                                  74,720,281
             --------------------------------------------------   ------------
             TOTAL CORPORATE OBLIGATIONS                           639,798,863
             --------------------------------------------------   ------------
 (A) U.S. GOVERNMENT AGENCIES--21.0%
 --------------------------------------------------------------
             FINANCIAL NATIONAL MORTGAGE ASSOCIATION--12.7%
             --------------------------------------------------
  35,000,000 5.350%, 2/8/1999                                       34,485,062
             --------------------------------------------------
  31,750,000 4.905%, 3/5/1999                                       31,213,583
             --------------------------------------------------
  15,000,000 4.770%, 5/10/1999                                      14,622,375
             --------------------------------------------------
  25,000,000 4.470%, 9/22/1999                                      23,991,146
             --------------------------------------------------   ------------
             Total                                                 104,312,166
             --------------------------------------------------   ------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION--5.9%
             --------------------------------------------------
  50,000,000 5.065%, 2/24/1999                                      49,191,007
             --------------------------------------------------   ------------
             STUDENT LOAN MARKETING ASSOCIATION--2.4%
             --------------------------------------------------
  20,000,000 4.380%, 2/8/1999                                       19,988,280
             --------------------------------------------------   ------------
             TOTAL U.S. GOVERNMENT AGENCIES                        173,491,453
             --------------------------------------------------   ------------


VISION MONEY MARKET FUND
-------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                       VALUE
 ----------- ---------------------------------------------   ------------
 (C) REPURCHASE AGREEMENTS--2.6%
 ---------------------------------------------------------
 $21,949,000 State Street Corp., 5.350%, dated 10/30/1998,
             due 11/2/1998                                   $ 21,949,000
             ---------------------------------------------   ------------
             TOTAL INVESTMENTS (AT AMORTIZED COST)(D)        $835,239,316
             ---------------------------------------------   ------------

(a) Each issue, with the exception of variable rate securities, shows the cou-pon or rate of discount at the time of purchase, if applicable.

(b) Denotes variable rate securities which show current rate and next demand date.

(c) The repurchase agreement is fully collateralized by U.S. Treasury obliga-tions based on market prices at October 31, 1998.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($830,492,397) at October 31, 1998.

(See Notes which are an integral part of the Financial Statements)


VISION TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           VALUE
 ------------ -------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--56.7%
 --------------------------------------------------------------
              U.S. TREASURY BILLS--29.2%
              -------------------------------------------------
 $150,000,000 3.25%-5.02%, 11/19/1998-6/24/1999                   $148,807,528
              -------------------------------------------------   ------------
              U.S. TREASURY NOTES--27.5%
              -------------------------------------------------
  140,000,000 5.625%-6.375%, 11/30/1998-6/30/1999                  140,495,382
              -------------------------------------------------   ------------
              TOTAL U.S. TREASURY OBLIGATIONS                      289,302,910
              -------------------------------------------------   ------------
 (A) REPURCHASE AGREEMENTS--43.3%
 --------------------------------------------------------------
  115,000,000 CIBC Oppenheimer Corp., 5.350%, dated 10/30/1998,
              due 11/2/1998                                        115,000,000
              -------------------------------------------------
  105,624,000 State Street Bank and Trust Co., 5.350%, dated
              10/30/1998, due 11/2/1998                            105,624,000
              -------------------------------------------------   ------------
              TOTAL REPURCHASE AGREEMENTS                          220,624,000
              -------------------------------------------------   ------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(B)            $509,926,910
              -------------------------------------------------   ------------

(a) The repurchase agreements are fully collateralized by U.S. Treasury obliga-tions based on market prices at October 31, 1998.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($510,080,908) at October 31, 1998.

(See Notes which are an integral part of the Financial Statements)


VISION NEW YORK TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                CREDIT
   AMOUNT                                                RATING*      VALUE
 ---------- -----------------------------------------   ---------- ------------
 (A) SHORT-TERM MUNICIPALS--99.4%
 ----------------------------------------------------
            NEW YORK--98.1%
            -----------------------------------------
 $2,750,000 Chautauqua County, NY IDA, IDR Bonds
            Weekly VRDNs (Belknap Business
            Forms)/(Key Bank of New York LOC)/(AMT)        A-1     $  2,750,000
            -----------------------------------------
  2,325,000 Elmira City, NY, 4.00% BANs, 5/18/1999        MIG-1       2,329,888
            -----------------------------------------
  2,125,000 Erie County, NY IDA, (Series 1998) Weekly
            VRDNs (B & G Properties, LLC)/(Marine
            Midland Bank N.A., Buffalo, NY LOC)            A-1        2,125,000
            -----------------------------------------
  4,000,000 Erie County, NY IDA, Health, Hospital,
            Nursing Home Improvement Weekly VRDNs
            (Episcopal Church Home & Affiliates Life
            Care Community, Inc.)/(Paribas, Paris
            LOC)                                          VMIG-1      4,000,000
            -----------------------------------------
  2,000,000 Half Hollow Hills Central School
            District, NY, 4.00% TANs, 6/25/1999           MIG-1       2,005,621
            -----------------------------------------
  1,800,000 Mayfield, NY Central School District,
            3.45% BANs, 10/15/1999                          NR        1,800,824
            -----------------------------------------
  2,800,000 New York City Housing Development Corp.,
            (Series 1993A) Weekly VRDNs (Columbus
            Gardens)/(Citibank NA, New York LOC)           A1+        2,800,000
            -----------------------------------------
  1,000,000 New York City Housing Development Corp.,
            (Series A) Weekly VRDNs (Upper Fifth
            Avenue)/(Bankers Trust Co., New York LOC)     VMIG-1      1,000,000
            -----------------------------------------
  1,500,000 New York City Housing Development Corp.,
            East 17th St. Properties Mortgage Revenue
            Bonds (Series A) Daily VRDNs (Chase
            Manhattan Bank N.A., New York LOC)             A1+        1,500,000
            -----------------------------------------
  1,000,000 New York City Municipal Water Finance
            Authority, Daily VRDNs (FGIC INS)/(FGIC
            Securities Purchase, Inc. LIQ)              A1+/VMIG-1    1,000,000
            -----------------------------------------
    700,000 New York City Municipal Water Finance
            Authority, (Series C) Daily VRDNs (FGIC
            INS)/(FGIC Securities Purchase, Inc. LIQ)   A1+/VMIG-1      700,000
            -----------------------------------------

VISION NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                               CREDIT
   AMOUNT                                                RATING*      VALUE
 ---------- ----------------------------------------   ----------- ------------
 (A) SHORT-TERM MUNICIPALS--CONTINUED
 ---------------------------------------------------
            NEW YORK--CONTINUED
            ----------------------------------------
 $5,000,000 New York City Municipal Water Finance
            Authority, Trust Receipts (Series 1998
            FR/RI-A65) Weekly VRDNs (FSA
            INS)/(National Westminster Bank, PLC,
            London LIQ)                                  A1+c/NR   $  5,000,000
            ----------------------------------------
  3,000,000 New York City Municipal Water Finance
            Authority, Trust Receipts, (Series 1998
            FR/RI-10) Weekly VRDNs (FSA INS)/(Bank
            of New York, New York LIQ)                 A1+c/VMIG-1    3,000,000
            ----------------------------------------
  1,000,000 New York City Municipal Water Finance
            Authority, Water and Sewer System
            Revenue Bonds (Series 1995 A) Daily
            VRDNs (FGIC INS)/(FGIC Securities
            Purchase, Inc. LIQ)                        A1+/VMIG-1     1,000,000
            ----------------------------------------
  2,400,000 New York City, NY IDA, Revenue Bonds
            Weekly VRDNs (Children's Oncology
            Society)/(Bank of New York, New York
            LOC)                                         A1+/NR       2,400,000
            ----------------------------------------
  5,000,000 New York City, NY Transitional Finance
            Authority, PT-1047 Weekly VRDNs (Merrill
            Lynch Capital Services, Inc. LIQ)            A1+c/NR      5,000,000
            ----------------------------------------
    900,000 New York City, NY, (Subseries A-5) Daily
            VRDNs (KBC Bank N.V., Brussels LOC)        A1+/VMIG-1       900,000
            ----------------------------------------
    300,000 New York City, NY, (Subseries A-5) Daily
            VRDNs (KBC Bank N.V., Brussels LOC)        A1+/VMIG-1       300,000
            ----------------------------------------
    300,000 New York City, NY, (Subseries B-2) Daily
            VRDNs (Morgan Guaranty Trust Co., New
            York LOC)                                  A1+/VMIG-1       300,000
            ----------------------------------------
    500,000 New York City, NY, Subseries A-10 Daily
            VRDNs (Morgan Guaranty Trust Co., New
            York LOC)                                  A1+/VMIG-1       500,000
            ----------------------------------------
  1,100,000 New York City, NY, Subseries B-3 Daily
            VRDNs (Morgan Guaranty Trust Co., New
            York LOC)                                  A1+/VMIG-1     1,100,000
            ----------------------------------------
  3,000,000 New York State Dormitory Authority,
            Floater Certificates (Series 1998-42)
            Weekly VRDNs (Morgan Stanley, Dean
            Witter Municipal Funding, Inc. LIQ)/
            (United States Treasury PRF)                 A1+c/NR      3,000,000
            ----------------------------------------


VISION NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                CREDIT
   AMOUNT                                                RATING*      VALUE
 ---------- -----------------------------------------   ---------- ------------
 (A) SHORT-TERM MUNICIPALS--CONTINUED
 ----------------------------------------------------
            NEW YORK--CONTINUED
            -----------------------------------------
 $2,300,000 New York State Energy Research &
            Development Authority Daily VRDNs
            (Niagara Mohawk Power Corp.)/(Toronto-
            Dominion Bank LOC)                            A1+/NR   $  2,300,000
            -----------------------------------------
  2,000,000 New York State Energy Research &
            Development Authority, (Series B) Weekly
            VRDNs (Rochester Gas & Electric
            Corp)/(MBIA Insurance Corporation INS)/
            (Credit Suisse First Boston LIQ)            A1+/VMIG-1    2,000,000
            -----------------------------------------
  3,000,000 New York State Energy Research &
            Development Authority, Gas Facilities
            Revenue Bonds (1997 Series A-1) Weekly
            VRDNs (Brooklyn Union Gas Co.)/(MBIA
            Insurance Corporation INS)/(UBS AG LIQ)     A1+/VMIG-1    3,000,000
            -----------------------------------------
  2,000,000 New York State Energy Research &
            Development Authority, PCR Revenue Bonds
            (Series 1994 C) Daily VRDNs (New York
            State Electric and Gas Corp.)/ (Morgan
            Guaranty Trust Co., New York LOC)           A1+/VMIG-1    2,000,000
            -----------------------------------------
  3,000,000 New York State Energy Research &
            Development Authority, PCR, (1994 Series
            D) Daily VRDNs (New York State Electric
            and Gas Corp.)/(UBS AG LOC)                   VMIG-1      3,000,000
            -----------------------------------------
  1,000,000 New York State Energy Research &
            Development Authority, Revenue Bonds
            (Series A) Weekly VRDNs (Long Island
            Lighting Co.)/(Union Bank of Switzerland
            LOC)/(AMT)                                    VMIG-1      1,000,000
            -----------------------------------------
  1,100,000 New York State Energy Research &
            Development Authority, Revenue Bonds
            (Series B) Daily VRDNs (Niagara Mohawk
            Power Corp.)/(Toronto-Dominion Bank LOC)      NR/Aa2      1,100,000
            -----------------------------------------
    900,000 New York State Environmental Facilities
            Corp., Resource Recovery Improvement
            Bonds Daily VRDNs (OFS Equity Huntington
            Project)/(Union Bank of Switzerland LOC)/
            (AMT)                                         A1+/NR        900,000
            -----------------------------------------
  1,200,000 New York State Local Government
            Assistance Corp., (Series E) Weekly VRDNs
            (Canadian Imperial Bank of Commerce,
            Toronto LOC)                                A1+/VMIG-1    1,200,000
            -----------------------------------------


VISION NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                CREDIT
   AMOUNT                                                RATING*      VALUE
 ---------- -----------------------------------------   ---------- ------------
 (A) SHORT-TERM MUNICIPALS--CONTINUED
 ----------------------------------------------------
            NEW YORK--CONTINUED
            -----------------------------------------
 $1,790,000 New York State Medical Care Facilities
            Finance Agency Weekly VRDNs (Pooled Loan
            Program)/(Chase Manhattan Bank N.A., New
            York LOC)                                   NR/VMIG-1  $  1,790,000
            -----------------------------------------
  1,500,000 New York State Mortgage Agency, PA-406
            Weekly VRDNs (Merrill Lynch Capital
            Services, Inc. LIQ)                         NR/VMIG-1     1,500,000
            -----------------------------------------
    700,000 New York State Power Authority, 3.45%
            TOBs (Bank of America NT and SA, San
            Francisco, Bank of Tokyo-Mitsubishi Ltd.,
            Morgan Guaranty Trust Co., New York and
            Sumitomo Bank Ltd., Osaka LIQs) 3/1/1999    AA-/VMIG-1      700,000
            -----------------------------------------
  1,000,000 New York State Power Authority, 3.45%
            TOBs (Bank of America NT and SA, San
            Francisco, Bank of Tokyo-Mitsubishi Ltd.,
            Morgan Guaranty Trust Co., New York and
            Sumitomo Bank Ltd., Osaka LIQs) 3/1/1999    AA-/VMIG-1    1,000,000
            -----------------------------------------
    500,000 New York State Power Authority, Revenue
            Bonds, 3.45% TOBs (Bank of America NT and
            SA, San Francisco, Bank of Tokyo-
            Mitsubishi Ltd., Morgan Guaranty Trust
            Co., New York and Sumitomo Bank Ltd.,
            Osaka LIQs) 3/1/1999                        AA-/VMIG-1      500,000
            -----------------------------------------
  4,000,000 New York State Thruway Authority, Trust
            Receipts (Series 1998 FR/RI-A61), 3.45%
            TOBs (FGIC INS)/(Bank of New York, New
            York LIQ), Optional Tender 2/1/1999           VMIG-1      4,000,000
            -----------------------------------------
  2,000,000 New York State, (Series U), 3.15% CP
            (Westdeutsche Landesbank Girozentrale
            LIQ), Mandatory Tender 11/24/1998             A1/P1       2,000,000
            -----------------------------------------
  1,500,000 Niagara County, NY IDA, Solid Waste
            Disposal Facility Revenue Bonds (Series
            1994C) Weekly VRDNs (American Ref-Fuel
            Co.)/(Wachovia Bank of NC, NA, Winston-
            Salem LOC)                                    A1+/P1      1,500,000
            -----------------------------------------
  1,700,000 Niagara County, NY IDA, Solid Waste
            Disposal Facility Revenue bonds (Series
            1996D) Weekly VRDNs (American Ref-Fuel
            Co.)/(Wachovia Bank of NC, NA, Winston-
            Salem LOC)                                    A1+/P1      1,700,000
            -----------------------------------------


VISION NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                CREDIT
   AMOUNT                                                RATING*      VALUE
 ---------- -----------------------------------------   ---------- ------------
 (A) SHORT-TERM MUNICIPALS--CONTINUED
 ----------------------------------------------------
            NEW YORK--CONTINUED
            -----------------------------------------
 $1,800,000 Niagara Falls, NY Bridge Commission,
            Revenue Bonds (Series 1993A) Weekly VRDNs
            (FGIC INS)/(Credit Local de France LIQ)     A1+/VMIG-1 $  1,800,000
            -----------------------------------------
  4,000,000 Northport--East Northport, NY Unified
            Free School District, GO UT Notes, 4.00%
            TANs, 6/30/1999                              NR/MIG-1     4,010,182
            -----------------------------------------
  1,250,000 Oyster Bay, NY, GO UT, 4.00% RANs,
            1/29/1999                                       NR        1,250,936
            -----------------------------------------
  2,000,000 Portville, NY Central School District,
            3.50% BANs, 10/20/1999                          NR        2,001,857
            -----------------------------------------
  1,500,000 Riverhead, NY IDA, IDRB (Series 1998)
            Weekly VRDNs (Altaire Pharmaceuticals,
            Inc.)/(Mellon Bank NA, Pittsburgh LOC)          NR        1,500,000
            -----------------------------------------
  2,000,000 Sachem, NY Central School District at
            Holbrook, 4.00% TANs, 6/25/1999              NR/MIG-1     2,004,364
            -----------------------------------------
  1,000,000 Senaca County, NY IDA Weekly VRDNs (New
            York Chiropractic College)/(Fleet Bank
            N.A. LOC)                                       A1        1,000,000
            -----------------------------------------
  4,000,000 Smithtown, NY Central School District, GO
            UT, 3.90% TANs, 6/25/1999                     MIG-1       4,007,255
            -----------------------------------------
  1,750,000 South Huntington, NY Union Free School
            District, GO UT Notes, 3.90% TANs,
            6/30/1999                                     MIG-1       1,753,666
            -----------------------------------------
  2,945,000 St. Lawrence County, NY IDA, Refunding
            Revenue Bonds Daily VRDNs (Reynolds
            Metals Co.)/(Bank of Nova Scotia, Toronto
            LOC)                                            P1        2,945,000
            -----------------------------------------
  3,500,000 Triborough Bridge & Tunnel Authority, NY,
            Trust Receipts (Series 1998 FR/RI-A1)
            Weekly VRDNs (Bayerische Hypotheken-Und
            Wechsel-Bank Ag LIQ)                          VMIG-1      3,500,000
            -----------------------------------------
  2,000,000 VRDC/IVRC Trust, (Series 1992A) Weekly
            VRDNs (New York City Municipal Water
            Finance Authority)/(MBIA Insurance
            Corporation INS)/(Hong Kong & Shanghai
            Banking Corp. LIQ)                          A1/VMIG-1     2,000,000
            -----------------------------------------
  3,200,000 Westchester County, NY, GO UT (Series A),
            4.60% Bonds, 12/15/1998                      AAA/Aaa      3,203,374
            -----------------------------------------


VISION NEW YORK TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------

 PRINCIPAL                                               CREDIT
   AMOUNT                                               RATING*      VALUE
 ---------- ----------------------------------------   ---------- ------------
 (A) SHORT-TERM MUNICIPALS--CONTINUED
 ---------------------------------------------------
            NEW YORK--CONTINUED
            ----------------------------------------
 $1,715,000 Yonkers, NY IDA, Civic Facility Revenue
            Bonds, (Series 1994) Weekly VRDNs
            (Consumers Union Facility)/ (AMBAC
            INS)/(Credit Local de France LIQ)          A1+/VMIG-1 $  1,715,000
            ----------------------------------------
  2,875,000 Yorkshire-Pioneer, NY Central School
            District, 3.50% BANs, 10/27/1999               NR        2,881,040
            ----------------------------------------              ------------
            Total                                                  111,274,007
            ----------------------------------------              ------------
            PUERTO RICO--1.3%
            ----------------------------------------
  1,426,560 Commonwealth of Puerto Rico Municipal
            Revenues Collection Center, 1997A
            LeaseTOPS Trust Weekly VRDNs (ABN AMRO
            Bank N.V., Amsterdam LIQ)/(State Street
            Bank and Trust Co. LOC)                     A1+c/NR      1,426,560
            ----------------------------------------              ------------
            TOTAL INVESTMENTS (AT AMORTIZED COST)(B)              $112,700,567
            ----------------------------------------              ------------

(a) At October 31, 1998, 4% of the total investments at market value were sub-ject to alternative minimum tax.

(b) Also represents cost for federal tax purposes.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($113,442,954) at October 31, 1998.


VISION NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

The following acronym(s) are used throughout this portfolio:

AMBAC--American Municipal Bond As-        LLC--Limited Liability Corporation
        surance Corporation               LOC--Letter of Credit
AMT--Alternative Minimum Tax              MBIA--Municipal Bond Investors As-
BANs--Bond Anticipation Notes             surance
CP--Commercial Paper                      PCR--Pollution Control Revenue
FGIC--Financial Guaranty Insurance        PLC--Public Limited Company
Company                                   PRF--Prerefunded
FSA--Financial Security Assurance         RANs--Revenue Anticipation Notes
GO--General Obligation                    SA--Support Agreement
IDA--Industrial Development Author-       TANs--Tax Anticipation Notes
ity                                       TOBs--Tender Option Bonds
IDR--Industrial Development Revenue       UT--Unlimited Tax
IDRB--Industrial Development Revenue      VRDNs--Variable Rate Demand Notes
Bond
INS--Insured
LIQ--Liquidity Agreement

(See Notes which are an integral part of the Financial Statements)


VISION MONEY MARKET FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   NEW YORK
                                                      TREASURY     TAX-FREE
                                          MONEY        MONEY        MONEY
                                          MARKET       MARKET       MARKET
                                           FUND         FUND         FUND
-------------------------------------- ------------ ------------ ------------
ASSETS:
--------------------------------------
Investments in securities              $813,290,316 $289,302,910 $112,700,567
--------------------------------------
Investments in repurchase agreements     21,949,000  220,624,000           --
-------------------------------------- ------------ ------------ ------------
  Total investments, at amortized cost
   and value                            835,239,316  509,926,910  112,700,567
--------------------------------------
Cash                                             --       94,966      301,500
--------------------------------------
Income receivable                           766,830    2,299,024      721,603
--------------------------------------
Receivable for shares sold                    9,140           --           --
-------------------------------------- ------------ ------------ ------------
  Total assets                          836,015,286  512,320,900  113,723,670
-------------------------------------- ------------ ------------ ------------
LIABILITIES:
--------------------------------------
Income distribution payable               3,259,591    2,178,760      264,732
--------------------------------------
Payable for shares redeemed                      --           --           --
--------------------------------------
Payable to Bank                           2,218,033           --           --
--------------------------------------
Accrued expenses                             45,265       61,232       15,984
-------------------------------------- ------------ ------------ ------------
  Total liabilities                       5,522,889    2,239,992      280,716
-------------------------------------- ------------ ------------ ------------
NET ASSETS                             $830,492,397 $510,080,908 $113,442,954
-------------------------------------- ------------ ------------ ------------
NET ASSET VALUE, Offering Price and
Redemption Proceeds Per Share:                $1.00        $1.00        $1.00
-------------------------------------- ------------ ------------ ------------
SHARES OUTSTANDING:                     830,492,397  510,080,908  113,442,954
-------------------------------------- ------------ ------------ ------------
CLASS A SHARES                          812,579,225  482,438,266           --
-------------------------------------- ------------ ------------ ------------
CLASS S SHARES                           17,913,172   27,642,642           --
-------------------------------------- ------------ ------------ ------------

(See Notes which are an integral part of the Financial Statements)


VISION MONEY MARKET FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   NEW YORK
                                                      TREASURY     TAX-FREE
                                           MONEY        MONEY       MONEY
                                          MARKET       MARKET      MARKET
                                           FUND         FUND         FUND
--------------------------------------  -----------  -----------  ----------
INVESTMENT INCOME:
--------------------------------------
Interest                                $21,102,936  $15,147,411  $1,692,942
--------------------------------------  -----------  -----------  ----------
EXPENSES:
--------------------------------------
Investment advisory fee                   1,896,216    1,387,487     246,594
--------------------------------------
Administrative personnel and services
fee                                         503,761      367,046      65,487
--------------------------------------
Custodian fees                               14,421       11,458       1,893
--------------------------------------
Transfer and dividend disbursing agent
fees and expenses                            68,498        3,252       8,991
--------------------------------------
Directors' fees                               7,210        5,550         473
--------------------------------------
Auditing fees                                 7,210        5,669       8,518
--------------------------------------
Legal fees                                    3,605          477       3,313
--------------------------------------
Portfolio accounting fees                     4,541        2,656       2,016
--------------------------------------
Distribution services fee--Class S
Shares                                       15,708       24,605          --
--------------------------------------
Share registration costs                     32,634       27,630       8,045
--------------------------------------
Printing and postage                          7,398        8,325       3,786
--------------------------------------
Taxes                                        18,026       27,273       3,313
--------------------------------------
Insurance premiums                            3,793        2,775       1,420
--------------------------------------
Miscellaneous                                 5,103        8,087       2,839
--------------------------------------  -----------  -----------  ----------
 TOTAL EXPENSES                           2,588,124    1,882,290     356,688
--------------------------------------  -----------  -----------  ----------
Waivers--
--------------------------------------
Waiver of investment advisory fee          (180,258)    (221,998)   (107,351)
--------------------------------------  -----------  -----------  ----------
 TOTAL WAIVERS                             (180,258)    (221,998)   (107,351)
--------------------------------------  -----------  -----------  ----------
  NET EXPENSES                            2,407,866    1,660,292     249,337
--------------------------------------  -----------  -----------  ----------
    NET INVESTMENT INCOME               $18,695,070  $13,487,119  $1,443,605
--------------------------------------  -----------  -----------  ----------

(See Notes which are an integral part of the Financial Statements)


VISION MONEY MARKET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        TREASURY                       NEW YORK TAX-FREE
                                MONEY MARKET FUND                   MONEY MARKET FUND                  MONEY MARKET FUND
                        ----------------------------------  ----------------------------------  --------------------------------
                                                                                                  SIX MONTHS
                                                                                                     ENDED
                        SIX MONTHS ENDED                    SIX MONTHS ENDED                      OCTOBER 31,
                        OCTOBER 31, 1998     YEAR ENDED     OCTOBER 31, 1998     YEAR ENDED          1998          YEAR ENDED
                          (UNAUDITED)      APRIL 30, 1998     (UNAUDITED)      APRIL 30, 1998     (UNAUDITED)    APRIL 30, 1998
----------------------- ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE)
IN NET ASSETS
-----------------------
OPERATIONS--
-----------------------
 Net investment income  $     18,695,070  $     31,609,180  $     13,487,119  $     22,863,741  $     1,443,605  $     2,406,152
----------------------- ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
DISTRIBUTIONS TO
SHAREHOLDERS--
-----------------------
 Distributions from net
 investment income                    --       (31,609,180)               --       (22,863,741)      (1,443,605)      (2,406,152)
-----------------------
 Class A Shares              (18,394,659)               --       (13,034,307)               --
-----------------------
 Class S Shares                 (300,411)               --          (452,812)               --               --               --
----------------------- ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
 Change in net assets
 resulting from
 distributions to
 shareholders                (18,695,070)      (31,609,180)      (13,487,119)      (22,863,741)      (1,443,605)      (2,406,152)
----------------------- ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
SHARE TRANSACTIONS--
-----------------------
 Proceeds from sales of
 shares                   15,105,304,610    18,911,301,933    11,343,039,274    13,346,041,424    1,187,888,223    1,153,995,180
-----------------------
 Net asset value of
 shares issued to
 shareholders in
 payment of
 distributions declared        7,265,212        14,408,441         1,471,230         3,467,336          606,554        1,148,312
-----------------------
 Cost of shares
 redeemed                (14,968,336,118)  (18,839,268,923)  (11,275,851,738)  (13,281,571,255)  (1,148,396,729)  (1,138,416,526)
----------------------- ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
 Change in net assets
 from share
 transactions                144,233,704        86,441,451        68,658,766        67,937,505       40,098,048       16,726,966
----------------------- ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
  Change in net assets       144,233,704        86,441,451        68,658,766        67,937,505       40,098,048       16,726,966
-----------------------
NET ASSETS:
-----------------------
 Beginning of period         686,258,693       599,817,242       441,422,142       373,484,637       73,344,906       56,617,940
----------------------- ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
 End of period          $    830,492,397  $    686,258,693  $    510,080,908  $    441,422,142  $   113,442,954  $    73,344,906
----------------------- ----------------  ----------------  ----------------  ----------------  ---------------  ---------------

(See Notes which are an integral part of the Financial Statements)


VISION MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS (UNAUDITED)
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

             NET ASSET VALUE,      NET         DISTRIBUTIONS TO      NET ASSET
YEAR ENDED      BEGINNING       INVESTMENT   SHAREHOLDERS FROM NET   VALUE, END
APRIL 30,       OF PERIOD         INCOME       INVESTMENT INCOME     OF PERIOD
-------------------------------------------------------------------------------
MONEY MARKET FUND A SHARES
1994              $1.00            0.03              (0.03)            $1.00
1995              $1.00            0.05              (0.05)            $1.00
1996              $1.00            0.05              (0.05)            $1.00
1997              $1.00            0.05              (0.05)            $1.00
1998              $1.00            0.05              (0.05)            $1.00
1998(a)           $1.00            0.02              (0.02)            $1.00
MONEY MARKET FUND S SHARES
1998(a)           $1.00            0.02              (0.02)            $1.00
TREASURY MONEY MARKET FUND A SHARES
1994              $1.00            0.03              (0.03)            $1.00
1995              $1.00            0.04              (0.04)            $1.00
1996              $1.00            0.05              (0.05)            $1.00
1997              $1.00            0.05              (0.05)            $1.00
1998              $1.00            0.05              (0.05)            $1.00
1998(a)           $1.00            0.02              (0.02)            $1.00
TREASURY MONEY MARKET FUND S SHARES
1998(a)           $1.00            0.02              (0.02)            $1.00
NEW YORK TAX-FREE MONEY MARKET FUND
1994              $1.00            0.02              (0.02)            $1.00
1995              $1.00            0.03              (0.03)            $1.00
1996              $1.00            0.03              (0.03)            $1.00
1997              $1.00            0.03              (0.03)            $1.00
1998              $1.00            0.03              (0.03)            $1.00
1998(a)           $1.00            0.01              (0.01)            $1.00
-------------------------------------------------------------------------------

(a) For the six-months ended October 31, 1998.
(b) Based on net asset value, which does not reflect the sales charge or con-tingent deferred sales charge, if applicable.
(c) Computed on an annualized basis.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




--------------------------------------------------------------------------------

                     RATIOS TO AVERAGE NET ASSETS
              ------------------------------------------------------
                                  NET                EXPENSE             NET ASSETS,
  TOTAL                        INVESTMENT            WAIVER/            END OF PERIOD
RETURN(B)     EXPENSES           INCOME          REIMBURSEMENT(D)       (000 OMITTED)
-------------------------------------------------------------------------------------
  3.01%         0.28%             2.98%                0.42%              $266,626
  4.77%         0.51%             4.80%                0.19%              $431,316
  5.33%         0.58%             5.19%                0.11%              $489,229
  4.93%         0.61%             4.77%                0.10%              $599,817
  5.11%         0.64%             5.00%                0.05%              $686,259
  2.51%         0.63%(c)          4.93%(c)             0.05%(c)           $812,579
  1.87%         0.89%(c)          4.78%(c)             0.05%(c)           $ 17,913
  2.88%         0.31%             2.86%                0.43%              $197,521
  4.57%         0.51%             4.53%                0.19%              $210,526
  5.25%         0.57%             5.10%                0.09%              $372,884
  4.82%         0.58%             4.75%                0.10%              $373,485
  4.98%         0.59%             4.96%                0.08%              $441,422
  2.43%         0.59%(c)          4.87%(c)             0.08%(c)           $482,438
  1.80%         0.84%(c)          4.60%(c)             0.08%(c)           $ 27,643
  1.88%         0.41%             1.88%                0.58%              $ 40,180
  2.84%         0.40%             2.76%                0.52%              $ 41,238
  3.20%         0.48%             3.14%                0.38%              $ 65,763
  2.96%         0.50%             2.95%                0.35%              $ 56,618
  3.14%         0.50%             3.09%                0.28%              $ 73,345
  1.49%         0.50%(c)          2.93%(c)             0.22%(c)           $113,443
-------------------------------------------------------------------------------------


VISION MONEY MARKET FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION

Vision Group of Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of eight diversified portfolios and one non-diversified portfolio (individually referred to as the "Fund", or collectively as the "Funds"). The following diversified Funds are presented herein:

              PORTFOLIO NAME                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------
  Vision Money Market Fund ("Money       Seeks current income with liquidity and
  Market")                               stability of principal by investing in high
                                         quality money market instruments.
-------------------------------------------------------------------------------------
  Vision Treasury Money Market Fund      Seeks current income with liquidity and
  ("Treasury Money Market")              stability of principal by investing in
                                         direct obligations of the U.S. Treasury,
                                         such as Treasury bills and notes, and
                                         repurchase agreements secured by these
                                         obligations.
-------------------------------------------------------------------------------------
  Vision New York Tax-Free Money Market  Seeks as high a level of current interest
  Fund ("New York Tax-Free Money         income that is exempt from federal regular
  Market")                               income tax
                                         as is consistent with liquidity and relative
                                         stability of principal.


The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

Effective May 1, 1998, Money Market and Treasury Money Market redesignated their existing Class A Shares, and added Class S Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--The Funds' use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act.

  REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor,


VISION MONEY MARKET FUNDS
-------------------------------------------------------------------------------

  on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.



VISION MONEY MARKET FUNDS
-------------------------------------------------------------------------------

(3) CAPITAL STOCK

At October 31, 1998, there were 1,000,000,000 shares of $0.001 par value capital stock authorized with respect to New York Tax-Free Money Market; 4,000,000,000 shares of $0.001 par value capital stock (2,000,000,000 authorized as to Class A Shares and 2,000,000,000 authorized as to Class S Shares) authorized with respect to Money Market; and 4,000,000,000 shares of $0.001 par value capital stock (2,000,000,000 authorized as to Class A Shares and 2,000,000,000 authorized as to Class S Shares) authorized with respect to Treasury Money Market. Capital paid-in for Money Market aggregated $830,492,397, par value was $830,492; Treasury Money Market aggregated $510,080,908, par value was $510,081, New York Tax-Free Money Market aggregated $113,442,954, par value was $113,443. Transactions in capital stock were as follows:

                                                   MONEY MARKET
                                          --------------------------------
                                            SIX MONTHS
                                               ENDED         YEAR ENDED
                                            OCTOBER 31,       APRIL 30,
CLASS A                                        1998             1998
----------------------------------------  ---------------  ---------------
Shares sold                                13,444,527,440   18,911,301,933
----------------------------------------
Shares issued to shareholders in payment
of distributions declared                       7,265,209       14,408,441
----------------------------------------
Shares redeemed                           (13,325,472,117) (18,839,268,923)
----------------------------------------  ---------------  ---------------
 Net change resulting from Class A share
 transactions                                 126,320,532       86,441,451
----------------------------------------  ---------------  ---------------
                                                   MONEY MARKET
                                          --------------------------------
                                            SIX MONTHS
                                               ENDED         YEAR ENDED
                                            OCTOBER 31,       APRIL 30,
CLASS S                                        1998             1998
----------------------------------------  ---------------  ---------------
Shares sold                                 1,660,777,170               --
----------------------------------------
Shares issued to shareholders in payment
of distributions declared                               3               --
----------------------------------------
Shares redeemed                            (1,642,864,001)              --
----------------------------------------  ---------------  ---------------
 Net change resulting from Class S share
 transactions                                  17,913,172               --
----------------------------------------  ---------------  ---------------
  Net change resulting from share
  transactions                                144,233,704               --
----------------------------------------  ---------------  ---------------


VISION MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                 TREASURY MONEY MARKET
                                             -------------------------------
                                               SIX MONTHS
                                                 ENDED         YEAR ENDED
                                              OCTOBER 31,       APRIL 30,
CLASS A                                           1998            1998
-------------------------------------------  --------------  ---------------
Shares sold                                   8,731,926,794   13,346,041,424
-------------------------------------------
Shares issued to shareholders in payment of
distributions declared                            1,728,900        3,467,336
-------------------------------------------
Shares redeemed                              (8,692,639,570) (13,281,571,255)
-------------------------------------------  --------------  ---------------
 Net change resulting from Class A share
 transactions                                    41,016,124       67,937,505
-------------------------------------------  --------------  ---------------
                                                 TREASURY MONEY MARKET
                                             -------------------------------
                                               SIX MONTHS
                                                 ENDED         YEAR ENDED
                                              OCTOBER 31,       APRIL 30,
CLASS S                                           1998            1998
-------------------------------------------  --------------  ---------------
Shares sold                                   2,610,854,807               --
-------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                    3               --
-------------------------------------------
Shares redeemed                              (2,583,212,168)              --
-------------------------------------------  --------------  ---------------
 Net change resulting from Class S share
 transactions                                    27,642,642               --
-------------------------------------------  --------------  ---------------
  Net change resulting from share
  transactions                                   68,658,766               --
-------------------------------------------  --------------  ---------------
                                                   NEW YORK TAX-FREE
                                                      MONEY MARKET
                                             -------------------------------
                                               SIX MONTHS
                                                 ENDED         YEAR ENDED
                                              OCTOBER 31,       APRIL 30,
                                                  1998            1998
-------------------------------------------  --------------  ---------------
Shares sold                                   1,187,888,223    1,153,995,180
-------------------------------------------
Shares issued to shareholders in payment of
distributions declared                              606,554        1,148,312
-------------------------------------------
Shares redeemed                              (1,148,396,729)  (1,138,416,526)
-------------------------------------------  --------------  ---------------
 Net change resulting from share
 transactions                                    40,098,048       16,726,966
-------------------------------------------  --------------  ---------------


VISION MONEY MARKET FUNDS
-------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Manufacturers and Traders Trust Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual in-vestment advisory fee equal to 0.50% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Ad-viser can modify or terminate this voluntary waiver at any time at its sole discretion.

SUB-ADVISORY FEE--Effective September 1, 1998, Federated Investment Counseling (the "Sub-Adviser") is the sub-adviser to New York Tax-Free Money Market, and receives for its services an allocable portion of the advisory fee the Adviser receives from New York Tax-Free Money Market. The Sub-Adviser is paid by the Adviser as follows: 0.20% on the first $100 million of average daily net assets; 0.18% on the next $100 million of average daily net assets; and 0.15% on average daily net assets over $200 million.

ADMINISTRATIVE, TRANSFER AND DIVIDEND DISBURSING AGENT AND FUND ACCOUNTING FEE--Federated Services Company ("FServ") provides the Funds with certain ad-ministrative personnel and fund accounting services. FServ through its subsid-iary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Corporation for the period. FServ may vol-untarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--Under a distribution plan (the "Plan") adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Class S Shares of the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Class S Shares of the Funds, to finance activities intended to result in the sale of Class S Shares of the Funds. The Plan provides that Class S Shares of the Funds may incur distribu-tion expenses up to 0.25% of the average daily net assets of Class S Shares of the Funds, annually, to compensate FSC.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Manufacturers and Trader Trust Company, the Funds will pay Manufacturers and Traders Trust Company up to 0.25% of average daily net assets of the Funds for the period. The fee paid to Manufacturers and Traders Trust Company is used to finance certain services for shareholders and to maintain shareholder accounts. The Funds did not pay or accrue Shareholder Services Fees during the period ending October 31, 1998.

GENERAL--Certain of the Officers of the Corporation are Officers and Directors or Trustees of the above companies.

(5) CONCENTRATION OF CREDIT RISK

Since New York Tax-Free Money Market invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1998, 60.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty


VISION MONEY MARKET FUNDS
-------------------------------------------------------------------------------
assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12.8% of total investments.

(6) YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Funds' service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Funds' Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Funds' other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.


DIRECTORS                             OFFICERS
--------------------------------------------------------------------------------

Randall I. Benderson                  Edward C. Gonzales

                                       President and Treasurer
Joseph J. Castiglia                   Beth S. Broderick

                                       Vice President and Assistant Treasurer
Daniel R. Gernatt, Jr.                Victor R. Siclari

                                       Secretary
George K. Hambleton, Jr.              C. Todd Gibson
                                       Assistant Secretary



SHARES OF THE VISION FUNDS ARE NOT FDIC INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, MANUFACTURERS AND TRADERS TRUST COMPANY ("M&T BANK"), AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.



--------------------------------------------------------------------------------

















                      [LOGO VISION GROUP OF FUNDS, INC.]
                               SEMI-ANNUAL REPORT
                                TO SHAREHOLDERS
                                OCTOBER 31, 1998

                                     VISION
                                  Money Market
                                      Fund
                          ---------------------------

                                     VISION
                                    Treasury
                                  Money Market
                                      Fund
                          ---------------------------

                                     VISION
                               New York Tax-Free
                                  Money Market
                                      Fund







Federated Securities Corp.
Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779
Cusip 92830F307                         Manufacturers and Traders Trust Company
Cusip 92830F109                         Investment Adviser to the Funds
Cusip 92830F208                         One M&T Plaza
1112503 (12/98)                         Buffalo, NY 14240-4556
[RECYCLED LOGO APPEARS HERE]